                       SECURITIES ACT FILE NO. 033-81470

                    INVESTMENT COMPANY FILE ACT NO. 811-8624

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]

                           Pre-Effective Amendment No.                   [ ]

                         Post-Effective Amendment No. 14                 [ ]


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]


                                 Amendment No. 15                        [ ]

                        (Check appropriate box or boxes)

                         FS VARIABLE ANNUITY ACCOUNT TWO
                           (Exact Name of Registrant)

                     First SunAmerica Life Insurance Company
                               (Name of Depositor)

                           733 Third Avenue, 4th Floor
                            New York, New York 10017

              (Address of Depositor's Principal Offices) (Zip Code)

               (Depositor's Telephone Number, including area code)
                                 (310) 772-6000

                            Christine A. Nixon, Esq.
                     First SunAmerica Life Insurance Company
                               c/o SunAmerica Inc.
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                    (Name and Address for Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on December 30, 2002 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

                         FS VARIABLE ANNUITY ACCOUNT TWO

                              Cross Reference Sheet

                               PART A - PROSPECTUS


Item Number in Form N-4                                  Caption
-----------------------                                  -------

1.        Cover Page.........................   Cover Page

2.        Definitions........................   Definitions

3.        Highlights.........................   Highlights

4.        Synopsis...........................   Summary; Fee Tables;
                                                Examples

5.        Condensed Financial Information....   Appendix C Condensed Financial
                                                Information-Accumulation
                                                Unit Values

6.        General Description of Registrant,
          Depositor and Portfolio Companies..   Description of the Company,
                                                the Separate
                                                Account and the General
                                                Account; Variable Portfolio
                                                Options; Fixed Account Options

7.       Deductions..........................   Contract Charges

8.       General Description of
            Variable Annuity Contracts.......   Description of the
                                                Contracts; Purchases,
                                                Withdrawals and
                                                Contract Value

9.       Annuity Period......................   Income Phase

10.      Death Benefit.......................   Description of the
                                                Contracts; Income Period

11.      Purchases and Contract Value........   Purchases, Withdrawals
                                                and Contract Value

12.      Redemptions.........................   Access To Your Money
                                                Administration

13.      Taxes...............................   Taxes

14.      Legal Proceedings...................   Other Information
                                                Legal Proceedings

15.      Table of Contents of Statement
         of Additional Information...........   Additional Information
                                                About the Separate
                                                Account

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


ITEM NUMBER IN FORM N-4                        CAPTION
15. Cover Page...............................  Cover Page

16. Table of Contents........................  Table of Contents

17. General Information and History..........  Description of the Company, the Separate Account and
                                               the General Account (P); Variable Portfolio Options
                                               (P); Additional Information About the Company (P)

18. Services.................................  Contract Charges (P); Custodian (P); Financial
                                               Statements

19. Purchase of Securities Being Offered.....  Purchases, Withdrawals and Contract Value (P)

20. Underwriters.............................  Purchases, Withdrawals and Contract Value (P);
                                               Distribution of Contracts

21. Calculation of Performance Data..........  Performance Data

22. Annuity Payments.........................  Income Phase (P); Annuity Unit Values; Income Payments

23. Financial Statements.....................  Depositor:  Financial Statements; Registrant:
                                               Financial Statements


                                     PART C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            VISTA CAPITAL ADVANTAGE

                                   PROSPECTUS

                               DECEMBER 30, 2002


                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                        FS VARIABLE ANNUITY ACCOUNT TWO

        The annuity has 11 investment choices - 5 fixed account options and 6 variable investment portfolios listed below. The 5 fixed account options include market value adjustment fixed accounts for specified periods of 1, 3, 5, 7 and 10 years. Each of the 6 variable investment portfolios invest solely in the shares of one of the following currently available underlying Funds of Mutual Fund Variable Annuity Trust:

    - International Equity                            - Asset Allocation
    - Capital Growth                                  - U.S. Government Income
    - Growth and Income                               - Money Market

Additional underlying funds may be made available in the future.

        Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the Vista Capital Advantage Variable Annuity.


        To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated December 30, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears on page 27 of this prospectus. For a free copy of the SAI, call us at (800) 99NY-SUN or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.


        In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by First SunAmerica.

        ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


     First SunAmerica's Annual Report on Form 10-K for the year ended December 31, 2001 and its quarterly report on Form 10-Q for the quarters ended March 31, 2002, June 30, 2002 and September 30, 2002 are incorporated herein by reference.


     All documents or reports filed by First SunAmerica under Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus shall also be incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

     First SunAmerica files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000926897.

     First SunAmerica is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10048

     To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

     Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and its exhibits. For further information regarding the separate account, First SunAmerica and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

     The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by First SunAmerica.

     First SunAmerica will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated herein by reference. Requests for these documents should be directed to First SunAmerica's Annuity Service Center, as follows:

First SunAmerica Life Insurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 99NY-SUN

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     If indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided First SunAmerica's officers, directors and controlling persons, the SEC has advised First SunAmerica that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for First SunAmerica's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of First SunAmerica in connection with the securities registered under this prospectus, First SunAmerica will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. First SunAmerica will be governed by final judgment of the issue. However, if in the opinion of First SunAmerica's counsel, this issue has been determined by controlling precedent, First SunAmerica need not submit the issue to a court for determination.

                               TABLE OF CONTENTS


                                                              PAGE
ITEM                                                          ----
INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............     2
SECURITIES AND EXCHANGE COMMISSION POSITION ON
  INDEMNIFICATION...........................................     3
DEFINITIONS.................................................     5
HIGHLIGHTS..................................................     6
FEE TABLES..................................................     7
EXPENSE EXAMPLES............................................     8
PERFORMANCE DATA............................................     9
DESCRIPTION OF FIRST SUNAMERICA, THE SEPARATE ACCOUNT AND
  THE GENERAL ACCOUNT.......................................     9
     First SunAmerica Life Insurance Company................     9
     Separate Account.......................................    10
     General Account........................................    10
VARIABLE PORTFOLIO OPTIONS..................................    10
     Voting Rights..........................................    11
     Substitution of Securities.............................    11
FIXED ACCOUNT OPTIONS.......................................    12
     Fixed Accounts.........................................    12
     Market Value Adjustment ("MVA")........................    12
CONTRACT CHARGES............................................    13
     Insurance Charges......................................    13
     Withdrawal Charges.....................................    13
     Investment Charges.....................................    14
     Contract Maintenance Fee...............................    14
     Transfer Fee...........................................    14
     Income Taxes...........................................    14
     Reduction or Elimination of Charges and Expenses, and
      Additional Amounts Credited...........................    14
     Free Withdrawal Amount.................................    14
DESCRIPTION OF THE CONTRACTS................................    15
     Summary................................................    15
     Ownership..............................................    15
     Annuitant..............................................    15
     Modification of the Contract...........................    15
     Assignment.............................................    15
     Death Benefit..........................................    16
PURCHASES, WITHDRAWALS AND CONTRACT VALUE...................    17
     Purchase Payments......................................    17
     Allocation of Purchase Payments........................    17
     Accumulation Units.....................................    17
     Free Look..............................................    18
     Transfers During the Accumulation Phase................    18
     Automatic Dollar Cost Averaging Program................    19
     Asset Allocation Rebalancing...........................    20
     Principal Advantage Program............................    20
     Withdrawals............................................    21
     Systematic Withdrawal Program..........................    21
     Minimum Contract Value.................................    22
INCOME PHASE................................................    22
     Annuity Date...........................................    22
     Income Options.........................................    22
     Transfers During the Income Phase......................    23
     Deferment of Payments..................................    24
TAXES.......................................................    24
     Annuity Contracts in General...........................    24
     Tax Treatment of Distributions -- Non-Qualified
      Contracts.............................................    24
     Tax Treatment of Distributions -- Qualified
      Contracts.............................................    25

                                                              PAGE
ITEM                                                          ----
     Minimum Distributions..................................    25
     Tax Treatment of Death Benefits........................    26
     Contracts Owned by a Trust or Corporation..............    26
     Gifts, Pledges and/or Assignments of a Non-qualified
      Contract..............................................    26
     Diversification and Investor Control...................    26
ADMINISTRATION..............................................    27
     Distribution of Contracts..............................    27
CUSTODIAN...................................................    28
LEGAL PROCEEDINGS...........................................    28
REGISTRATION STATEMENT......................................    28
INDEPENDENT ACCOUNTANTS.....................................    28
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....    29
APPENDIX A -- Market Value Adjustment ("MVA")...............   A-1
APPENDIX B -- Withdrawals and Withdrawal Charges............   B-1
APPENDIX C -- Condensed Financial Information...............   C-1


All financial representatives or agents that sell the contracts offered by this prospectus are required to deliver a prospectus.

--------------------------------------------------------------------------------

                                  DEFINITIONS
--------------------------------------------------------------------------------

     The following terms, as used in this prospectus, have the indicated meanings:

ACCUMULATION PHASE -- The period during which you invest money in your contract.

ACCUMULATION UNIT -- A unit of measurement which we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S) -- The person(s) on whose life (lives) we base income payments.

ANNUITY DATE -- The date on which income payments begin, as selected by you.

ANNUITY UNIT(S) -- A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY -- The person designated to receive any benefits under the contract if you or the Annuitant dies.

INCOME PHASE -- The period during which we make income payments to you.

IRS -- The Internal Revenue Service.

NON-QUALIFIED (CONTRACT) -- A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

PURCHASE PAYMENTS -- The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.

QUALIFIED (CONTRACT) -- A contract purchased with pre-tax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

TRUST -- Mutual Fund Variable Annuity Trust, an open-end management investment company.

UNDERLYING FUND(S) -- The underlying series of the Trust in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) -- The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the Trust.

------------------------------------------------------
------------------------------------------------------
                                   HIGHLIGHTS
------------------------------------------------------
------------------------------------------------------

     The Vista Capital Advantage Variable Annuity is a contract between you and First SunAmerica Life Insurance Company ('First SunAmerica'). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

     FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY in the prospectus.


     EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $30 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct Separate Account charges which equal 1.40% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for those features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY and EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial advisor or contact us at First SunAmerica Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 445-SUN2.


     FIRST SUNAMERICA OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES CHARGES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------

                                   FEE TABLES
--------------------------------------------------------------------------------

                           OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF PURCHASE PAYMENTS):


YEAR
       One..................................................     6%
       Two..................................................     6%
       Three................................................     5%
       Four.................................................     4%
       Five.................................................     3%
       Six..................................................     2%
       Seven................................................     1%
       Eight................................................     0%
ANNUAL CONTRACT MAINTENANCE FEE.............................    $30
TRANSFER FEE................................................    $25
(No transfer fee applies to the first 15 transfers in each
contract year.)


--------------------------------------------------------------------------------

                        ANNUAL SEPARATE ACCOUNT EXPENSES
                   (AS A PERCENTAGE OF DAILY NET ASSET VALUE)


MORTALITY AND EXPENSE RISK CHARGE...........................  1.25%
DISTRIBUTION EXPENSE CHARGE.................................  0.15%
                                                              ----
       TOTAL EXPENSE CHARGE.................................  1.40%
                                                              ====


                             ANNUAL TRUST EXPENSES
                       MUTUAL FUND VARIABLE ANNUITY TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
                                FOR THE TRUST'S

                      FISCAL YEAR ENDED AUGUST 31, 2002):



                                                                                         TOTAL ANNUAL
                                                       MANAGEMENT FEE   OTHER EXPENSES    EXPENSES*
                                                       --------------   --------------   ------------
International Equity.................................       .00%            1.10%           1.10%
Capital Growth.......................................       .00%             .90%            .90%
Growth and Income....................................       .00%             .90%            .90%
Asset Allocation.....................................       .00%             .85%            .85%
U.S. Government Income...............................       .00%             .80%            .80%
Money Market.........................................       .00%             .55%            .55%


---------------

* Absent fee waivers or reimbursement of expenses by the adviser, you would have incurred the following expenses during the last fiscal year: International Equity 3.88%; Capital Growth 2.29%; Growth and Income 1.95%; Asset Allocation 3.31%; U.S. Government Income 2.47%; and Money Market 2.55%.


           THE ABOVE EXPENSES WERE PROVIDED BY THE TRUST. THE COMPANY
               HAS NOT VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------


                                EXPENSE EXAMPLES

--------------------------------------------------------------------------------


You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets, Portfolio Expenses after waiver, reimbursement or recoupment, (assuming the waiver, reimbursement or recoupment will continue for the period shown) if applicable and:


          (a) You surrender the contract at the end of the stated time period;

          (b) You do not surrender the contract.*

                                                                    TIME PERIODS
                                                      ----------------------------------------
                  PORTFOLIO                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                  ---------                           ------    -------    -------    --------
International Equity.........................  (a)     $86       $130       $167        $291
                                               (b)     $26       $ 80       $137        $291
Capital Growth...............................  (a)     $84       $124       $157        $271
                                               (b)     $24       $ 74       $127        $271
Growth and Income............................  (a)     $84       $124       $157        $271
                                               (b)     $24       $ 74       $127        $271
Asset Allocation.............................  (a)     $84       $123       $154        $266
                                               (b)     $24       $ 73       $124        $266
U.S. Government Income.......................  (a)     $83       $121       $152        $261
                                               (b)     $23       $ 71       $122        $261
Money Market.................................  (a)     $81       $114       $139        $235
                                               (b)     $21       $ 64       $109        $235

---------------
* We do not currently assess a surrender charge upon annuitization.

EXPLANATION OF FEE TABLES AND EXAMPLES


1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. Additional information on the portfolio company fees can be found in the Trust prospectus located behind the prospectus.


2. For the Underlying Funds the adviser, J.P. Morgan Fleming Asset Management
   (USA) ("JPMFAM (USA)"), has voluntarily agreed to waive fees or reimburse certain expenses, to keep annual operating expenses at the levels indicated under "Annual Trust Expenses" on the prior page. The adviser also may voluntarily waive or reimburse additional amounts to increase an Underlying Fund's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Underlying Fund is able to make such payment and remain in compliance with the foregoing expense limitations.


3. In addition to the stated assumptions, the Examples also assume that a Separate Account expense of 1.40% and no transfer fees were imposed. The contracts only sold in the state of New York, which does not assess premium taxes. Accordingly, premium taxes are not reflected.


4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

      THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN APPENDIX C --
                         CONDENSED FINANCIAL INFORMATION.

--------------------------------------------------------------------------------

                                PERFORMANCE DATA
--------------------------------------------------------------------------------

     We advertise the Money Market Portfolio's "yield" and "effective yield." Both figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Portfolio refers to the net income generated for a contract funded by an investment in the Money Market Portfolio over a seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Money Market Portfolio is assumed to be reinvested at the end of each seven-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven-day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the separate account may advertise "total return" data for its other Variable Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Money Market Portfolio. The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

     The separate account may also advertise an annualized 30-day (or one month) yield figure for Variable Portfolios other than the Money Market Portfolio. These yield figures are based upon the actual performance of the Variable Portfolio over a 30-day (or one month) period ending on a date specified in the advertisement. Like the total return data described above, the 30-day (or one month) yield data will reflect the effect of all recurring contract charges (but will not reflect any withdrawal charges or premium taxes). The yield figure is derived from net investment gain (or loss) over the period expressed as a fraction of the investment's value at the end of the period.

     More detailed information on the computation of advertised performance data for the separate account is contained in the SAI.

--------------------------------------------------------------------------------

             DESCRIPTION OF FIRST SUNAMERICA, THE SEPARATE ACCOUNT
                            AND THE GENERAL ACCOUNT
--------------------------------------------------------------------------------

FIRST SUNAMERICA LIFE INSURANCE COMPANY

     First SunAmerica issues the Vista Capital Advantage Variable Annuity. When you purchase a Vista Capital Advantage Variable Annuity, a contract exists between you and First SunAmerica. First SunAmerica is a stock life insurance company organized under the laws of the state of New York on December 5, 1978. Its principal place of business is 733 Third Avenue, New York, New York 10017. First SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

     First SunAmerica and its affiliates, SunAmerica Life Insurance Company, Anchor National Life Insurance Company, SunAmerica Asset Management Corp., and the AIG Advisors Group, Inc. (comprising seven wholly owned broker-dealers and two investment advisors), specialize in retirement savings and investment products and services. Business focuses include variable annuities, mutual funds and, broker-dealer services.



     First SunAmerica may advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch Ratings ("Fitch's"). A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.


SEPARATE ACCOUNT


     First SunAmerica originally established FS Variable Annuity Account Two (the "separate account") on May 24, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. First SunAmerica owns the assets of the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by First SunAmerica. Income gains and losses (realized and unrealized), resulting from assets in the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of First SunAmerica. Assets in the separate account are not guaranteed by First SunAmerica.


GENERAL ACCOUNT

     Money allocated to the fixed account options goes into First SunAmerica's general account. The general account consists of all of First SunAmerica's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any First SunAmerica contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

--------------------------------------------------------------------------------

                           VARIABLE PORTFOLIO OPTIONS
--------------------------------------------------------------------------------

     The contract currently offers six Variable Portfolios. These Variable Portfolios invest in shares of the Mutual Fund Variable Annuity Trust. These Variable Portfolios operate similarly to a mutual fund but are only available through the purchase of this annuity contract. The Underlying Funds are:

        - INTERNATIONAL EQUITY                          - ASSET ALLOCATION
        - CAPITAL GROWTH                                - U.S. GOVERNMENT INCOME
        - GROWTH AND INCOME                             - MONEY MARKET


     JPMFAM (USA) acts as investment adviser and JPMorgan Chase Bank ("JPMorgan Chase") acts as administrator and custodian for the Trust. J.P. Morgan Fleming Asset Management (London) Limited ("JPMFAM (London)") is the investment subadviser to the International Equity Portfolio. As investment adviser to the Underlying Funds, JPMFAM (USA) makes investment decisions subject to policies set by the Board of Trustees of the Trust. As administrator of the Underlying Funds, JPMorgan Chase provides certain services including coordinating relationships with independent contractors and agents; preparing and filing of certain documents; preparing financial statements; arranging for the maintenance of books and records; and providing office facilities. Certain of these services have been delegated to J.P. Morgan Fund Distributors, Inc. ("JPMFD") which serves as sub-administrator to the Underlying Funds. As custodian for the Underlying Funds, JPMorgan Chase's responsibilities include safeguarding and controlling the Underlying Funds' cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on investments, maintaining books of original entry and other required books and accounts, and calculating daily net asset values.

     The Underlying Funds' investment objectives are as follows:

     INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation and income by investing primarily in a portfolio of marketable equity securities of issuers located throughout the world.

     CAPITAL GROWTH PORTFOLIO seeks long-term capital appreciation. This Variable Portfolio invests primarily in common stocks which are widely diversified by industry and company.

     GROWTH AND INCOME PORTFOLIO seeks growth of capital and income by investing primarily in common stocks and other securities which demonstrate the potential for appreciation and/or dividends.

     ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) by investing in a diversified portfolio of equity and debt securities, including common stocks, convertible securities and government and corporate fixed-income obligations. The Adviser considers both the opportunity for gain and the risk of loss in making investments, and may alter the percentages of assets invested in equity and fixed income securities, depending on the judgment of the Adviser as to general market and economic conditions, trends and yields and interest rates and changes in fiscal and monetary policies.

     U.S. GOVERNMENT INCOME PORTFOLIO seeks relatively high current income, liquidity and security of principal. This Variable Portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities. Neither the United States nor any of its agencies insures or guarantees the market value of shares of this Variable Portfolio.

     MONEY MARKET PORTFOLIO seeks high current income while preserving capital by investing in a diversified selection of money market investments.

     There is no assurance that the investment objective of any of the Underlying Funds will be met. You bear the complete investment risk for Purchase Payments allocated to a Variable Portfolio. Contract values will fluctuate in accordance with the investment performance of the Variable Portfolio(s). Additionally, contract fees and charges reduce investment return.

     You should read the prospectus for the trust carefully. The prospectus contains detailed information about the underlying funds, including more detailed information about each underlying funds' investment objective and risk factors.

VOTING RIGHTS

     First SunAmerica is the legal owner of the Trust's shares. However, when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION




     We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.


--------------------------------------------------------------------------------

                             FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

FIXED ACCOUNTS

     The contract also offers fixed account options for periods of 1, 3, 5, 7 or 10 years. We call these time periods guarantee periods. All of these fixed account options pay interest at rates set and guaranteed by First SunAmerica. Interest rates may differ from time to time and are set at our sole discretion. We will never credit less than a 3% annual effective rate to any of the fixed account options. The interest rate offered for new Purchase Payments may differ from interest rates offered for subsequent Purchase Payments and money already in the fixed account options. In addition, different guarantee periods offer different interest rates. Once established, the rates for specified payments do not change during the specified period.

     When a guarantee period ends, you may leave your money in the same guarantee period. You may also reallocate your money to another fixed account option or to the Variable Portfolios. If you want to reallocate your money you must contact us within 30 days after the end of the current guarantee period and instruct us how to reallocate the money. If we do not hear from you, we will keep your money in the same guarantee period where it will earn the renewal interest rate applicable at that time.

MARKET VALUE ADJUSTMENT ("MVA")


     NOTE: MARKET VALUE ADJUSTMENTS APPLY TO THE 1, 3, 5, 7 AND 10-YEAR FIXED ACCOUNT OPTIONS ONLY. THESE OPTIONS ARE NOT AVAILABLE IN ALL STATES. PLEASE CONTACT YOUR FINANCIAL ADVISOR FOR MORE INFORMATION.



     If you take money out of the multi-year fixed account options before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.


     We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

     Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.


     Where the MVA is negative, we deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.

     First SunAmerica does not assess an MVA against withdrawals under the following circumstances:



     - If a withdrawal is made within 30 days after the end of a guarantee period;



     - If a withdrawal is made to pay contract fees and charges;



     - To pay a death benefit; and



     - Upon annuitization, if occurring on the latest Annuity Date.



     The 1-year fixed account option and the DCA fixed account options do not impose a negative MVA.


     APPENDIX A shows how to calculate the MVA.

--------------------------------------------------------------------------------

                                CONTRACT CHARGES
--------------------------------------------------------------------------------

     There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease.

INSURANCE CHARGES


     The Company deducts a Separate Account charge in the amount of 1.40%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.


     Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.


     If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The insurance charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.


WITHDRAWAL CHARGES


     The contract provides a free withdrawal amount every year. (SEE CONTRACT CHARGES, FREE WITHDRAWAL AMOUNT, PAGE 13.) Additionally, earnings in your contract may be withdrawn free of withdrawal charges. If you take money out in excess of the free withdrawal amount, you may incur a withdrawal charge.


     We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for seven complete years, no withdrawal charge applies to that Purchase Payment. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:


------------------------------------------------------------------------------------------------------
         YEAR              1         2         3         4         5         6         7         8
------------------------------------------------------------------------------------------------------
  WITHDRAWAL CHARGE       6%        6%        5%        4%        3%        2%        1%        0%
------------------------------------------------------------------------------------------------------

     When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

     Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, applicable withdrawal charges are deducted from the amount withdrawn.


     We do not assess a withdrawal charge for money withdrawn to pay a death benefit or to begin the Income Phase of your contract. Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES, PAGE 24.


     APPENDIX B provides more information on withdrawals and the withdrawal charge.

INVESTMENT CHARGES

     Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Underlying Funds. THE FEE TABLES LOCATED AT PAGE 7 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the attached prospectus for the Trust.

CONTRACT MAINTENANCE FEE

     During the Accumulation Phase, we subtract a contract maintenance fee from your account once per contract year. This charge compensates us for the cost of contract administration. We deduct the $30 contract maintenance fee on a pro-rata basis from your account value on your contract anniversary. If you withdraw your entire contract value, the fee is deducted from that withdrawal.

TRANSFER FEE


     Generally, We currently permit 15 free transfers between investment options each contract year. After that, a charge of $25 applies to each additional transfer in any one contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE, PAGE 18.


INCOME TAXES

     We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

     Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria used to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

     We may make such a determination regarding sales to our employees, our affiliates' employees and employees of currently contracted broker-dealers, our registered representatives and immediate family members of all of those described.

     We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

FREE WITHDRAWAL AMOUNT

     Your contract provides for a free withdrawal amount each year. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn, plus earnings, may be withdrawn without penalty.


     After the first full contract year, the contract provides for a free withdrawal amount on your first withdrawal of the contract year. The free withdrawal amount is the greater of (1) 10% of your total Purchase Payments invested for at least one year and not yet withdrawn; only available for first withdrawal of contract year or (2) earnings in your contract. Total Purchase Payments are equal to your total Purchase Payments invested in the contract less any Purchase Payments withdrawn upon which a surrender charge was paid and the amount of the surrender charge. Additionally, once a Purchase Payment is no longer subject to withdrawal charges, it is no longer included when determining total Purchase Payments.


     Upon a full surrender of your contract, to the extent you previously withdraw Purchase Payments free of a withdrawal charge under the free withdrawal provision, we will recoup the full withdrawal charge on such amounts, as if that money was still invested in the contract on the date of surrender.

     We will waive the withdrawal charge upon payment of a death benefit. Where legally permitted, the withdrawal charge may be eliminated when a contract is issued to an officer, director or employee of the Company or its affiliates.

--------------------------------------------------------------------------------

                          DESCRIPTION OF THE CONTRACTS
--------------------------------------------------------------------------------

SUMMARY

     This contract works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase while you make payments into the contract. The Income Phase begins when you request that we begin making payments to you out of the money accumulated in your contract.

OWNERSHIP

     The Vista Capital Advantage Variable Annuity is a Flexible Payment Deferred Annuity Contract. The contract holder is the person entitled to exercise all rights of ownership under the contract.

ANNUITANT

     The annuitant is the person on whose life we base income payments. You may change the Annuitant at any time before the Annuity Date. You may also designate a second person on whose life, together with the annuitant, income payments depend. If the annuitant dies before the Annuity Date, you must notify us and select a new annuitant.

MODIFICATION OF THE CONTRACT

     Only the Company's President, a Vice President or Secretary may approve a change or waive a provision of the contract. Any change or waiver must be in writing. We reserve the right to modify the terms of the contract as necessary to comply with changes in applicable law.

ASSIGNMENT

     Contracts issued pursuant to Non-qualified plans that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 ("ERISA") may be assigned by the owner at any time during the lifetime of the Annuitant prior to the Annuity Date. We will not be bound by any assignment until written notice is received by us at our Annuity Service Center. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

     If the contract is issued pursuant to a Qualified plan (or a Non-qualified plan that is subject to Title 1 of ERISA), it may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

     BECAUSE AN ASSIGNMENT MAY BE A TAXABLE EVENT, YOU SHOULD CONSULT A COMPETENT TAX ADVISER SHOULD YOU WISH TO ASSIGN YOUR CONTRACT.

DEATH BENEFIT

     If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

     If you were less than age 70 when your contract was issued, the death benefit is equal to the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

     3. the maximum anniversary value on any contract anniversary preceding your death. The anniversary value equals the value of your contract on a contract anniversary plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals) since that contract anniversary.

     If you were age 70 or older when your contract was issued, the death benefit will equal the value of your contract at the time we receive satisfactory proof of death.


     We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. (SEE INCOME PHASE, INCOME OPTIONS, PAGE 22.)


     You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

     We pay the death benefit when we receive satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

     We may require additional proof before we pay the death benefit.

     The death benefit payment must begin immediately upon receipt of all necessary documents. In any event, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of the date of your death. If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of proof of death, we pay a lump sum death benefit to the Beneficiary.

     If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. If the Beneficiary/spouse continues the contract, we do not pay a death benefit to him or her.

--------------------------------------------------------------------------------

                   PURCHASES, WITHDRAWALS AND CONTRACT VALUE
--------------------------------------------------------------------------------

PURCHASE PAYMENTS

     A Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


     This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether your contract is Qualified or Non-qualified for tax purposes. SEE TAXES, PAGE 24.


--------------------------------------------------------------------
                                                     MINIMUM
                          MINIMUM INITIAL           SUBSEQUENT
                          PURCHASE PAYMENT       PURCHASE PAYMENT
--------------------------------------------------------------------
      Qualified                $2,000                  $250
--------------------------------------------------------------------
    Non-Qualified              $5,000                  $250
--------------------------------------------------------------------


     Prior Company approval is required to accept Purchase Payments greater than $1,000,000. The Company reserves the right to refuse any Purchase Payment including one which would cause Total Purchase Payments to exceed $1,000,000 at the time of the Purchase Payment. Further, we reserve the right to aggregate all contracts having the same owners' and/or annuitants' social security or federal tax identification number for purposes of determining which contracts and/or purchase payments require Company pre-approval. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.


     We may refuse any Purchase Payment. In general, First SunAmerica will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition, we may not issue a contract to anyone over age 85.

ALLOCATION OF PURCHASE PAYMENTS

     We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we invest the money according to your last allocation instructions. SEE VARIABLE PORTFOLIO OPTIONS, PAGE 10 AND FIXED ACCOUNT OPTIONS, PAGE 12.

     In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial purchase payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you, or;

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS


     When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit will go up and down based on the performance of the Variable Portfolios.

     We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

     We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Asset Allocation Portfolio. The value of an Accumulation Unit for the Asset Allocation Portfolio is $11.10 when the NYSE closes on Wednesday. Your Purchase Payment of $25,000 is then divided by $11.10 and we credit your contract on Wednesday night with 2252.52 Accumulation Units of the Asset Allocation Portfolio.

     Performance of the Variable Portfolios and the charges and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

     You may cancel your contract within thirty days after receiving it and we will refund the greater of Premium Payments or contract value. First SunAmerica calls this a "free look." To cancel, you must mail the contract along with your free look request to the Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund the value of your contract on the day we receive your request.


     Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look request.


TRANSFERS DURING THE ACCUMULATION PHASE

     During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

     You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. We currently allow 15 free transfers per contract per year. A charge of $25 for each additional transfer in any contract year applies after the first 15 transfers. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

     We accept transfer requests by telephone unless you specify not to on your contract application. Additionally, in the future you may be able to execute transfers or other financial transactions over the internet. When receiving instructions over the telephone, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone.

     Upon implementation of internet account transfers we will have appropriate procedures in place to provide reasonable assurance that the transactions executed are genuine. Thus, First SunAmerica would not be responsible for any claim, loss or expense from any error resulting from instructions received over the internet. If we fail to follow any procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

     We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the Underlying Funds.


     This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These marketing timing strategies are disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the mechanisms you can use to request transfers among the Variable Portfolios or imposing penalty fees on such trading activity and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.



     Certain transfers will be restricted in order to protect you from abusive or disruptive trading activity. You can request up to 15 transfers per contract each contract year via U.S. Mail, telephone or facsimile. Any transfer request in excess of 15 transfers per contract year must be submitted in writing by U.S. Mail. Transfer requests sent by same day mail, overnight mail or courier service will not be accepted. Transfer requests required to be submitted by U.S. Mail can only be cancelled in a written request submitted via U.S. Mail. We will process any transfer request as of the day we receive it, if received before 1:00 p.m. Pacific Standard Time ("PST"). If received after 1:00 p.m. PST, the request will be processed on the next business day. This policy will apply beginning September 30, 2002 through your next contract anniversary and then during each contract year thereafter. Transfers pursuant to Dollar Cost Averaging or Automatic Asset Rebalancing programs will not count towards Our calculation of when you have exceeded the 15 transfers for purposes of restricting your transfer rights. However, Dollar Cost Averaging transfers do count towards the 15 free transfers for purposes of determining when we will begin charging you for transfers over 15.



     Regardless of the number of transfers you have made, we will monitor and may terminate your transfer privileges after We notify you of the restriction, if we determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other policy owners. Some of the factors we will consider include:



     - the dollar amount of the transfer;



     - the total assets of the Variable Portfolio involved in the transfer;



     - the number of transfers completed in the current calendar quarter; or



     - whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.


     For information regarding transfers during the Income Phase, SEE INCOME PHASE, TRANSFERS DURING THE INCOME PHASE, PAGE 23.

     We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

AUTOMATIC DOLLAR COST AVERAGING PROGRAM

     The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from the Money Market Portfolio, U.S. Government Income Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Fixed Account options are not available as target accounts for Dollar Cost Averaging. Transfers may be monthly, quarterly, semiannually or annually. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account.

     The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Money Market Portfolio to the Growth and Income Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following hypothetical values:

-----------------------------------------------------------
                       ACCUMULATION            UNITS
      QUARTER           UNIT VALUE           PURCHASED
-----------------------------------------------------------
         1                $ 7.50                100
         2                $ 5.00                150
         3                $10.00                 75
         4                $ 7.50                100
         5                $ 5.00                150
         6                $ 7.50                100
-----------------------------------------------------------

     In this example, you paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM


     Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The automatic asset rebalancing program addresses this situation. At your election, we periodically rebalance your investments to return your allocations to their original percentages.

     Asset rebalancing may involve shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. You request quarterly, semiannual or annual rebalancing. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

     We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the U.S. Government Income Portfolio and 50% in the Capital Growth Portfolio. Over the next calendar quarter, the U.S. Government Income Portfolio outperforms the Capital Growth Portfolio. At the end of the calendar quarter, the U.S. Government Income Portfolio now represents 60% of your holdings because it has increased in value and the Capital Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, First SunAmerica would sell some of your units in the U.S. Government Income Portfolio to bring its holdings back to 50% and use the money to buy more units in the Capital Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

     The principal advantage program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed investment options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. First SunAmerica calculates how much of your Purchase Payment needs to be allocated to the particular fixed investment option to ensure that it grows to an amount equal to your total principal invested under this program. The remaining principal is invested in the Variable Portfolio(s) of your choice.

     First SunAmerica reserves the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed investment option. You want the amount allocated to the fixed investment option to grow to $100,000 in 7 years. If the 7-year fixed investment option is offering a 5% interest rate, First SunAmerica allocates $71,069 to the 7-year fixed investment option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

WITHDRAWALS

     You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;


     - by receiving income payments during the Income Phase. (SEE INCOME PHASE, PAGE 22.)


     Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and a MVA against withdrawals from the 3, 5, 7 or 10 year fixed account options. If you withdraw your entire contract value, a deduction for the contract maintenance fee also occurs. (SEE CONTRACT CHARGES, WITHDRAWAL CHARGES, PAGE 13.)

     Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100 after the withdrawal. You must send a written withdrawal request. Unless you provide different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.


     Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. (SEE TAXES ON PAGE 24.)


     We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

     Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

     During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semiannual or annual payments from your contract. Electronic transfer of these funds to your bank account is available. The minimum amount of each withdrawal is $250. There must be at least $100 remaining in each Variable Portfolio after a withdrawal from your contract at all times. Withdrawals may be subject to a withdrawal charge, a MVA and taxation, and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program.

     The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. First SunAmerica reserves the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

     Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract value to you.

--------------------------------------------------------------------------------

                                  INCOME PHASE
--------------------------------------------------------------------------------

ANNUITY DATE

     During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your 2nd contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

     Income payments must begin on or before your 90th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

     If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

     In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. (SEE TAXES, PAGE 23.)

INCOME OPTIONS

     Currently, this contract offers five income options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with option 4 for a period of 10 years. For income payments based on joint lives, we pay according to option 3.

     We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 -- LIFE INCOME ANNUITY

     This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 -- JOINT AND SURVIVOR LIFE ANNUITY

     This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

     OPTION 3 -- JOINT AND SURVIVOR LIFE ANNUITY WITH 10 YEARS GUARANTEED

     This option is similar to option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 -- LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

     This option is similar to option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 -- INCOME FOR A SPECIFIED PERIOD

     This option provides income payments for a guaranteed period ranging from 3 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments will be made to the Beneficiary under your contract. Additionally, if variable payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all the guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

     Please read the SAI for a more detailed discussion of the income options.

     You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both the fixed and variable investment options when payments begin your payments will be fixed and variable. If income payments are fixed, First SunAmerica guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.

     We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, the frequency of your payments may be decreased, state law allowing.

     If you are invested in the Variable Portfolios after the Annuity Date your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

     If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your income payments.

TRANSFERS DURING THE INCOME PHASE

     During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

     We may defer making fixed income payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

--------------------------------------------------------------------------------

                                     TAXES
--------------------------------------------------------------------------------


     NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.



ANNUITY CONTRACTS IN GENERAL



     The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



     If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



     If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.



TAX TREATMENT OF DISTRIBUTIONS -- NON-QUALIFIED CONTRACTS



     If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS



     Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); and, except in the case of an IRA; (8) when you separate from service after attaining age 55; (9) when paid for health insurance if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order.



     The IRC limits the withdrawal of an employee's voluntary Purchase Payments to a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner:
(1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.



     Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.



MINIMUM DISTRIBUTIONS



     Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own an IRA, you must begin taking distributions when you attain age 70 1/2, regardless of when you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.



     You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.



     Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.



     You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

     The IRS has issued new regulations, which are effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the new regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.



TAX TREATMENT OF DEATH BENEFITS



     Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.



CONTRACTS OWNED BY A TRUST OR CORPORATION



     A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT



     If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning or pledging a non-qualified contract.



DIVERSIFICATION AND INVESTOR CONTROL



     The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



     The diversification regulations do not provide guidance as to the circumstances under which you, and not First SunAmerica, would be considered the owner of the shares of the Variable Portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Nonqualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



     These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

--------------------------------------------------------------------------------

                                 ADMINISTRATION
--------------------------------------------------------------------------------

     We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-99NY-SUN, if you have any comment, question or service request.


     We send out transaction confirmations and quarterly statements. During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.


     During the accumulation and income phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.

     It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

DISTRIBUTION OF CONTRACTS

     Registered representatives of broker-dealers sell the contract. First SunAmerica pays commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 6.5% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

     From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.


     J.P. Morgan Fund Distributors, Inc. ("JPMFD"), located at 522 Fifth Avenue, New York, New York, 10036, serves as distributor of the Contracts. JPMFD is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. JPMFD is not affiliated with First SunAmerica or the Adviser to the Trust. No underwriting fees are paid in connection with the distribution of these contracts.


--------------------------------------------------------------------------------

                                   CUSTODIAN
--------------------------------------------------------------------------------

     JPMorgan Chase Bank, 3 Metrotech Center, Brooklyn, New York 11245, serves as the custodian of the assets of the separate account.

--------------------------------------------------------------------------------

                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

     There are no pending legal proceedings affecting the separate account. First SunAmerica and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

--------------------------------------------------------------------------------

                             REGISTRATION STATEMENT
--------------------------------------------------------------------------------

     A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

--------------------------------------------------------------------------------

                            INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


     The audited financial statements of First SunAmerica Life Insurance Company at December 31, 2001 and 2000 and for the years ended December 31, 2001, 2000 and 1999 and the audited financial statements of FS Variable Annuity Account Two at August 31, 2002 and for the years ended August 31, 2002 and 2001, are incorporated by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent accounts, given on the authority of said firm as experts in auditing and accounting.

--------------------------------------------------------------------------------

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

     Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling
(800)99NY-SUN. The contents of the SAI are tabulated below.

                                                              PAGE
                                                              ----
Performance Data............................................     1
Income Payments.............................................     3
Annuity Unit Values.........................................     3
Qualified Plans.............................................     6
Distribution of Contracts...................................    10
Financial Statements........................................    11

                                   APPENDIX A

                        MARKET VALUE ADJUSTMENT ("MVA")

The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or annuitized by the following factor:

                         [(1+I/(1+J+0.0025)](N/12) - 1

  where:

        I is the interest rate you are earning on the money invested in the fixed account option;

        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed account option (fractional years are rounded up to the next full year); and

        N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.

EXAMPLES OF THE MVA

     The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed account option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 2 1/2 years (30 months) remain in the 10-year term you initially agreed to leave your money in the fixed account option (N=30);

     (3) The accumulated value attributable to the Purchase Payment on the date of withdrawal is $14,168.20; and

     (4) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for seven full years. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 3-year fixed account option is 4%.

       The MVA factor is   = [(1+I/(1+J+0.0025)](N/12) -
                           1
                           = [(1.05)/(1.04+.0025)](30/12)
                           -1
                           = (1.007194)(2.5) - 1
                           = 1.018083 - 1
                           = + 0.018083

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.018083) = +$72.33

$72.33 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 3-year fixed investment option (2 1/2 years rounded up to the next full year) is 6%.

       The MVA factor is   = [(1+I)/(1+J+0.0025)](N/12) -
                           1
                           = [(1.05)/(1.06+.0025)](30/12)
                           -1
                           = (0.988235)(2.5) - 1
                           = 0.970847 - 1
                           = - 0.029153

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                        $4,000 X (- 0.029153) = -$116.61

$116.61 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

EXAMPLE OF FULL WITHDRAWAL WITH MVA AND WITHDRAWAL CHARGE

     Assume the same facts as in Part 2, above, except that under assumption (2) a complete withdrawal is requested with 4 1/2 years (54 months) remaining in the guarantee period (i.e., N = 54). The guarantee amount on the date of withdrawal is $12,878.13. As was the case with the Examples in Part 1, above, the earnings may be withdrawn free of withdrawal charge, leaving the initial Purchase Payment of $10,000 subject to the Charge. The applicable withdrawal charge is 2% or $200.

     EXAMPLE OF A POSITIVE MVA:

          Assume that on the date of withdrawal the current interest rate for a new guarantee period of 5 years is 4%:

            The MVA factor  = [(1 + I)/(1 + J + .0025)](N/12) -1
                            = [(1.05)/(1.04 + .0025)](54/12) -1
                            = (1.007194)(4.5) -1
                            = 1.032784 -1
                            = +0.032784

          The MVA is:

           ($12,878.13 - $200) X (+0.032784) = +$415.64

          And the net amount available upon surrender is:

           $12,878.13 - $200 + $415.64 = $13,093.77

     EXAMPLE OF A NEGATIVE MVA:

          Assume that on the date of withdrawal the current interest rate for a new guarantee period of 5 years is 6%:

            The MVA factor  = [(1 + I)/(1 + J + .0025)](N/12) -1
                            = [(1.05)/(1.06 + .0025)](54/12) -1
                            = (0.988235)(4.5) -1
                            = 0.948138 -1
                            = -0.051862

          The withdrawal charge of $200 is applied first; the MVA factor is applied against the remaining guarantee amount:

          MVA = ($12,878.13 - $200 - $30) X (-0.051862) = -$657.51

          The net amount available upon withdrawal is the guarantee amount reduced by the withdrawal charge and the MVA:

          $12,878.13 - $200 - $657.51 = $12,020.62

                                   APPENDIX B
                       WITHDRAWALS AND WITHDRAWAL CHARGES

PART 1 -- SEPARATE ACCOUNT (THE MVA DOES NOT APPLY TO THE SEPARATE ACCOUNT)

     These examples assume the following:

          (1) The initial Purchase Payment was $10,000, allocated solely to one Variable Portfolio;

          (2) The date of full surrender or partial withdrawal occurs during the 3rd contribution year;

          (3) The contract value at the time of surrender or withdrawal is $12,000; and

          (4) No other Purchase Payments or previous partial withdrawals have been made.

     EXAMPLE A -- FULL SURRENDER:

          (1) Earnings in the Variable Portfolio ($12,000 - $10,000 = $2,000) are not subject to the withdrawal charge.

          (2) The balance of the full surrender ($12,000 - $2,000 = $10,000) is subject to a 5% withdrawal charge applicable during the 3rd contribution year.

          (3) The amount of the withdrawal charge is .05 X $10,000 = $500.

          (4) The contract administration charge is deducted from the full surrender amount. The amount of the full surrender is $12,000 - $500 - $30 = $11,470.

     EXAMPLE B -- PARTIAL WITHDRAWAL (IN THE AMOUNT OF $3,000):

          (1) For the same reasons as given in Steps 1 and 2 of Example A, above, $2,000 can be withdrawn free of the withdrawal charge.

          (2) Although 10% of the Purchase Payment is available without imposition of a withdrawal charge (.10 X $10,000 = $1,000), this free withdrawal amount is, like the withdrawal charge, applied first to earnings. Since the earnings exceed the free withdrawal amount, only the earnings can be withdrawn free of the scheduled withdrawal charge.

          (3) The balance of the requested partial withdrawal
     ($3,000 - $2,000 = $1,000) is subject to the withdrawal charge applicable during the 3rd contribution year (5%).

          (4) The amount of the withdrawal charge is equal to the amount required to complete the partial withdrawal ($3,000 - $2,000 = $1,000) divided by (1 - .05) = 0.95, less the amount required to complete the partial withdrawal.

          withdrawal charge = ($1,000/0.95) - $1,000
                        = $52.63

     In this example, in order for the owner to receive the amount requested ($3,000), a gross withdrawal of $3,052.63 must be processed with $52.63 representing the withdrawal charge calculated above.

     Examples C and D assume the following:

          (1) The initial Purchase Payment was $20,000, allocated solely to one Variable Portfolio;

          (2) The full surrender or partial withdrawal occurs during the 3rd contribution year;

          (3) The owner's contract value at the time of surrender or withdrawal is $21,500; and

          (4) No other Purchase Payments or partial withdrawals have been made.

     EXAMPLE C -- PARTIAL WITHDRAWAL (IN THE MAXIMUM AMOUNT AVAILABLE WITHOUT
                  WITHDRAWAL CHARGE):

          (1) Earnings in the Variable Portfolio ($21,500 - $20,000 = $1,500) are not subject to the withdrawal charge.

          (2) An additional free withdrawal of 10% of the Purchase Payments less earnings (.10 X $20,000 - $1,500 = $500) is also available free of the withdrawal charge, so that

          (3) The maximum partial withdrawal without withdrawal charge is the sum of the earnings and the additional free withdrawal
     ($1,500 + $500 = $2,000).

     EXAMPLE D -- FULL SURRENDER IMMEDIATELY FOLLOWING THE PARTIAL WITHDRAWAL IN
                 EXAMPLE C:

        (1) The owner's contract value after the partial withdrawal in Example C is $21,500 - $2,000 = $19,500.

          (2) The Purchase Payment amount for calculating the withdrawal charge is the original $20,000 (additional free withdrawal amounts do not reduce the Purchase Payment amount for purposes of calculating the withdrawal charge).

          (3) The amount of the withdrawal charge is .05 X $20,000 = $1,000.

          (4) The contract administration charge is deducted from the full surrender amount. The amount of the full surrender is $19,500 - $1,000 - $30 = $18,470.

                                   APPENDIX C

--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


                             FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
       PORTFOLIOS             08/31/98       08/31/99       08/31/00       08/31/01       08/31/02
       ----------            -----------    -----------    -----------    -----------    -----------
International Equity
  Beginning AUV..........     $  11.67       $  11.22      $     13.83    $     16.45     $ 12.206
  Ending AUV.............     $  11.22       $  13.83      $     16.45    $     12.21     $ 11.140
  Ending Number of AUs...      149,618        152,295          142,448        122,242       98,981
Capital Growth
  Beginning AUV..........     $  17.51       $  14.43      $     18.58    $     23.46     $ 20.651
  Ending AUV.............     $  14.43       $  18.58      $     23.46    $     20.65     $ 15.946
  Ending Number of AUs...      329,146        315,810          271,880        235,499      191,375
Growth and Income
  Beginning AUV..........     $  17.47       $  16.29      $     19.47    $     21.19     $ 17.275
  Ending AUV.............     $  16.29       $  19.47      $     21.19    $     17.27     $ 14.349
  Ending Number of AUs...      598,820        626,277          493,845        418,488      331,806
Asset Allocation
  Beginning AUV..........     $  14.49       $  14.30      $     15.76    $     16.99     $ 14.199
  Ending AUV.............     $  14.30       $  15.76      $     16.99    $     14.20     $ 12.758
  Ending Number of AUs...      201,112        246,051          205,079        183,378      153,226
U.S. Government Income
  Beginning AUV..........     $  11.50       $  12.61      $     12.28    $     13.06     $ 14.245
  Ending AUV.............     $  12.61       $  12.28      $     13.06    $     14.24     $ 15.289
  Ending Number of AUs...      205,110        205,669          141,218        124,176       94,637
Money Market
  Beginning AUV..........     $  10.84       $  11.22      $     11.58    $     12.06     $ 12.485
  Ending AUV.............     $  11.22       $  11.58      $     12.06    $     12.49     $ 12.511
  Ending Number of AUs...       43,125         83,823           70,173         54,236       31,346


---------------

AUV -- Accumulation Unit Value

AU -- Accumulation Units

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Statement of Additional Information concerning the Vista Capital Advantage issued by First SunAmerica Life Insurance Company to:

             (Please print or type and fill in all information.)

        ---------------------------------------------------------------------
        Name

        ---------------------------------------------------------------------
        Address

        ---------------------------------------------------------------------
        City/State/Zip


Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: First SunAmerica Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                             VISTA CAPITAL ADVANTAGE
               FIXED AND VARIABLE GROUP DEFERRED ANNUITY CONTRACTS

                         FS VARIABLE ANNUITY ACCOUNT TWO

               DEPOSITOR: FIRST SUNAMERICA LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated December 30, 2002, relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


             The date of this Statement of Additional Information is
                               December 30, 2002

                                TABLE OF CONTENTS

                                                                               PAGE
                                                                               ----
Performance Data ..........................................................     1

Income Payments ...........................................................     3

Annuity Unit Values .......................................................     3

Taxes .....................................................................     6

Distribution of Contracts .................................................     12

Financial Statements ......................................................     12

                                PERFORMANCE DATA

        Performance data for the various Variable Portfolios are computed in the manner described below.

MONEY MARKET PORTFOLIO


        The annualized current yield and the effective yield for the Money Market Portfolio for the 7-day period ended August 31, 2002 were 0.36% and 0.36%, respectively.


        Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

        Base Period Return = (EV-SV-CMF)/(SV)

        where:

        SV    =    value of one Accumulation Unit at the start of a 7 day period

        EV    =    value of one Accumulation Unit at the end of the 7 day period

        CMF   =    an allocated portion of the $30 annual contract maintenance fee, prorated for 7 days


        The change in value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The contract maintenance fee is first allocated among the Variable Portfolios and the General Account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of Owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Money Market Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Money Market Portfolio. Finally, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.


        The current yield is then obtained by annualizing the Base Period
Return:

               Current Yield = (Base Period Return) x (365/7)

        The Money Market Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Underlying Fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

        Effective Yield = [(Base Period Return + 1)(365/7) - 1]

        The yield quotations also do not reflect any impact of premium taxes, transfer fees, or Withdrawal Charges.

        The yield quoted should not be considered a representation of the yield of the Money Market Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Underlying Fund and changes in interest rates on such investments, but also on factors such as a Owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

        Yield information may be useful in reviewing the performance of the Money Market Portfolio and for providing a basis for comparison with other investment alternatives. However, the Money Market Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

        The Variable Portfolios of the Separate Account other than the Money Market Portfolio compute their performance data as "total return".

        The total returns of the various Variable Portfolios for periods of 1, 3 and 5 years, and since each Variable Portfolio's inception date, are shown below, both with and without an assumed complete redemption at the end of the period.



                         FS VARIABLE ANNUITY ACCOUNT TWO
                            STANDARDIZED PERFORMANCE
              TOTAL ANNUAL RETURN (IN PERCENT) FOR PERIOD ENDED ON
                    AUGUST 31, 2002 (WITH/WITHOUT REDEMPTION)



---------------------  -------------  -------------  ------------   ------------  -------------
                                                                                    SINCE
                                                                                  VARIABLE
                                                                                  PORTFOLIO
 VARIABLE PORTFOLIO     INCEPTION        1 YEAR        3 YEAR        5 YEAR       INCEPTION
---------------------  -------------  -------------  ------------   ------------  -------------
International Equity     12/22/95     -14.93/-8.93     -9.09/-7.12  -1.70/-1.06    0.02/0.16
Capital Growth           12/06/95     -28.90/-22.90    -6.94/-5.05  -2.60/-1.95    3.79/3.91
Growth and Income        12/06/95     -23.03/-17.03   -11.85/-9.75  -4.64/-3.93    2.48/2.61
Asset Allocation         12/22/95     -16.28/-10.28    -8.88/-6.91  -3.30/-2.62    1.44/1.58
U.S. Government          12/22/95       1.24/7.24       6.03/-7.49   5.31/5.79     4.73/4.84


        Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                P(1+T)(n) = ERV

        where:

                P     = a hypothetical initial payment of $1,000
                T     = average annual total return
                n     = number of years

               ERV    =    ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

        The total return figures reflect the effect of both nonrecurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Money Market Portfolio, described above. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Because the impact of the Contract Maintenance Fee on a particular Owner's account will generally differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual Variable Portfolio over the same time periods would generally have been different from those produced by the computation. As with the Money Market Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

        The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account option and the Variable Portfolio(s), less any premium tax, to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY INCOME PAYMENTS

        For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

        For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the calculation of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

                               ANNUITY UNIT VALUES

        The value of an Annuity Unit is determined independently for each Variable Portfolio.

        The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the net investment factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum that is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The net investment factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

        (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

        The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges that are included in the Accumulation Unit Value.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in

September and that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day of the previous month. The NIF for the month of September is:

                      NIF     = ($11.46/$11.44)

                              = 1.00174825

        ILLUSTRATIVE EXAMPLE

        The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                      1/[(1.035)(1/12)] = 0.99713732

        In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

              $10.103523 x 1.00174825 x 0.99713732 = $10.092213

        To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

        The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are decreased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE INCOME PAYMENTS

        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole annuitant and, at age 60, has elected to begin the income phase of his contract under Option 4, with 12 years of guaranteed payments. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is

$13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

        P's first variable income payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly income payments for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $630.95/$13.256932 = 47.593968

        P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

             Second Payment = 47.593968 x $13.327695 = $634.32

        The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

        Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the income phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.

                                      TAXES

GENERAL

        Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

        Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

        For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

        The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

        The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

        An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

        Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

        Section 817(h) of the Code imposes certain diversification standards on the underlying assets of nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

        The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

        Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

        The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

        An assignment of a contract may have tax consequences, if the assignment is not part of a permitted loan program under an employer-sponsored plan, and may also be prohibited by the Employee Retirement Income Security Act of 1974 ("ERISA") in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

TAX TREATMENT OF GIFTING A CONTRACT

        If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS

        The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs). Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7) are not considered distributions, and thus are not subject to these withdrawal limitations.

        Trustee to trustee transfers can also be permitted between IRAs, and between contracts or accounts established under the same employer-sponsored plans. Such transfers may, however, be subject to limitations under the annuity contract.

PARTIAL 1035 EXCHANGES

        Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the

Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

        The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

        Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

        Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) PLANS OF SELF-EMPLOYED INDIVIDUALS: "H.R. 10 PLANS"

        Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

        Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2002 is $11,000. The limit may be increased by up to $3,000 for employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $1,000 in 2002 for employees age 50 or older, provided that other applicable requirements are satisfied. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

        Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2002 is $3,000. Individuals age 50 or older may be able to contribute an additional $500 in 2002. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRAs

        Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under
Section 408 of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) CORPORATE PENSION AND PROFIT-SHARING PLANS

        Sections 401(a) of the Code permits corporate employers to establish various types of retirement plans, including 401(k) plans, for employees. These plans can also be established by public employers (although public employers cannot establish 401(k) plans) and by private employers that are not "corporations". These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) ELIGIBLE DEFERRED COMPENSATION PLANS -- SECTION 457(b)

        Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF

        For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, a number of states have not enacted legislation that conforms the state tax treatment of these contributions and distributions to the federal standard. In the absence of legislation or guidance from these non-conforming states, the state tax treatment of these funds, including any transfer or rollover that is permitted under EGTRRA but was not permitted prior to 2002, is currently unclear.


                            DISTRIBUTION OF CONTRACTS


        J. P. Morgan Fund Distributors, Inc. ("JPMFD"), located at 522 Fifth Avenue, New York, New York 10036, serves as the principal underwriter of the contracts. JPMFD is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. and is not affiliated with the Company.



        JPMFD has entered into sales agreements with other broker/dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the contracts may be solicited by registered representatives of the broker/dealers appointed by the Company to sell its variable annuities. Such broker/dealers will receive compensation as described in the prospectus. For the years ended August 31, 2002, 2001, 2000 and 1999 no commissions were paid to JPMFD as principal underwriter of the contracts. Contracts are offered on a continuous basis.


                              FINANCIAL STATEMENTS



        The audited financial statements of First SunAmerica Life Insurance Company at December 31, 2001 and 2000 and for the years ended December 31, 2001,2000 and 1999 are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the fixed account options and the DCA accounts.



        The audited financial statements of FS Variable Annuity Account Two at August 31, 2002 and for the years ended August 31, 2002 and 2001, are also included in this Statement of Additional Information.

        PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                        Report of Independent Accountants



To the Board of Directors and Shareholder of First SunAmerica Life Insurance Company:


In our opinion, the accompanying balance sheet and the related statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of First SunAmerica Life Insurance Company, an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for interest income and impairment of certain beneficial interests in securitized financial assets in 2001.



PricewaterhouseCoopers LLP
Los Angeles, California
January 31, 2002

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                  BALANCE SHEET


                                                            December 31,
                                                    ----------------------------
                                                           2001             2000
                                                    -----------      -----------
                                                           (In thousands)
ASSETS

Investments and cash:
 Cash and short-term investments                    $    28,982      $    40,704
 Bonds, notes and redeemable preferred stocks
   available for sale, at fair value
   (amortized cost: December 2001, $1,122,577;
   December 2000, $1,269,340)                         1,128,203        1,237,469
 Common stocks available for sale,
   at fair value (cost: December 2001, $871;
   December 2000, $812)                                     544              785
 Mortgage loans                                         172,626          167,408
 Other invested assets                                   37,343           39,881
                                                    -----------      -----------
 Total investments and cash                           1,367,698        1,486,247

Variable annuity assets held in separate
   accounts                                             514,203          565,547
Accrued investment income                                12,312           14,809
Deferred acquisition costs                              100,182          124,451
Income taxes currently receivable from Parent                --            8,067
Deferred income taxes                                     1,947            7,914
Other assets                                              2,261            7,338
                                                    -----------      -----------
TOTAL ASSETS                                        $ 1,998,603      $ 2,214,373
                                                    ===========      ===========


LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
 Reserves for fixed annuity contracts               $ 1,024,830      $ 1,186,996
 Reserves for universal life insurance
   contracts                                            248,161          249,987
 Income taxes currently payable to Parent                 3,719               --
 Other liabilities                                       14,111           24,215
                                                    -----------      -----------
 Total reserves, payables
   and accrued liabilities                            1,290,821        1,461,198
                                                    -----------      -----------
Variable annuity liabilities related
   to separate accounts                                 514,203          565,547
                                                    -----------      -----------
Shareholder's equity:
 Common Stock                                             3,000            3,000
 Additional paid-in capital                             144,428          144,428
 Retained earnings                                       44,982           49,689
 Accumulated other comprehensive income (loss)            1,169           (9,489)
                                                    -----------      -----------
 Total shareholder's equity                             193,579          187,628
                                                    -----------      -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY          $ 1,998,603      $ 2,214,373
                                                    ===========      ===========



                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                  STATEMENT OF INCOME AND COMPREHENSIVE INCOME


                                              Years Ended December 31,
                                       ---------------------------------------
                                            2001           2000           1999
                                       ---------      ---------      ---------
                                                   (In thousands)
Investment income                      $ 100,216      $ 119,576      $ 125,423
                                       ---------      ---------      ---------
Interest expense on:
   Fixed annuity contracts               (51,320)       (65,097)       (76,114)
   Universal life insurance
      contracts                          (11,815)       (12,363)        (6,475)
                                       ---------      ---------      ---------
   Total interest expense                (63,135)       (77,460)       (82,589)
                                       ---------      ---------      ---------
NET INVESTMENT INCOME                     37,081         42,116         42,834
                                       ---------      ---------      ---------
NET REALIZED INVESTMENT LOSSES           (19,266)       (20,779)       (11,178)
                                       ---------      ---------      ---------

Fee income:
   Variable annuity fees                   8,041          9,140          6,600
   Universal life insurance
      fees, net                            3,400          2,166          1,115
   Surrender charges                       2,141          3,776          3,296
                                       ---------      ---------      ---------
TOTAL FEE INCOME                          13,582         15,082         11,011
                                       ---------      ---------      ---------

GENERAL AND ADMINISTRATIVE
   EXPENSES                               (3,605)        (4,792)        (5,247)
                                       ---------      ---------      ---------
AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                     (11,629)       (19,399)       (22,664)
                                       ---------      ---------      ---------
ANNUAL COMMISSIONS                          (724)          (619)          (450)
                                       ---------      ---------      ---------
GUARANTEED MINIMUM DEATH BENEFITS           (546)            (4)           (13)
                                       ---------      ---------      ---------
PRETAX INCOME BEFORE CUMULATIVE
EFFECT OF ACCOUNTING CHANGE               14,893         11,605         14,293

Income tax expense                        (6,180)        (4,325)        (6,621)
                                       ---------      ---------      ---------
INCOME BEFORE CUMULATIVE EFFECT OF
ACCOUNTING CHANGE                          8,713          7,280          7,672
                                       ---------      ---------      ---------
CUMULATIVE EFFECT OF ACCOUNTING
CHANGE, NET OF TAX (Note 2)                 (520)            --             --
                                       ---------      ---------      ---------

NET INCOME                             $   8,193      $   7,280      $   7,672
                                       ---------      ---------      ---------


                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                                Years Ended December 31,
                                           ----------------------------------
                                               2001         2000         1999
                                           --------     --------     --------
                                                   (In thousands)
OTHER COMPREHENSIVE INCOME (LOSS)
 NET OF TAX:
   Net unrealized gains (losses)
     on debt and equity securities
     available for sale identified
     in the current period (net of
     income tax expense of $1,498
     and $4,855 and income tax benefit
     of $17,411 for the years ended
     December 31, 2001, 2000 and 1999,
      respectively)                        $  2,781     $  9,019     $(32,333)
   Less reclassification adjustment
      for net realized losses
      included in net income (net of
      income tax expense of $4,242,
      $5,433 and $661 for the years
      ended December 31, 2001, 2000
      and 1999, respectively)                 7,877       10,089        1,226
                                           --------     --------     --------
OTHER COMPREHENSIVE INCOME (LOSS)            10,658       19,108      (31,107)
                                           --------     --------     --------
COMPREHENSIVE INCOME (LOSS)                $ 18,851     $ 26,388     $(23,435)
                                           ========     ========     ========


                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF CASH FLOWS


                                                               Years Ended December 31,
                                                        ---------------------------------------
                                                             2001           2000           1999
                                                        ---------      ---------      ---------
                                                                     (In thousands)
CASH FLOWS FROM OPERATING
   ACTIVITIES:
   Net income                                           $   8,193      $   7,280      $   7,672
   Adjustments to reconcile net income to net
     cash provided by operating activities:
        Cumulative effect of
          accounting change, net of tax                       520             --             --
        Interest credited to:
          Fixed annuity contracts                          51,320         65,097         76,114
          Universal life insurance
             contracts                                     11,815         12,363          6,475
        Net realized investment
          losses                                           19,266         20,779         11,178
     Accretion of net
          discounts on investments                         (2,999)        (4,538)        (4,123)
     Amortization of goodwill                                  --             --            691
     Provision for deferred
          income taxes                                        507             73         (5,317)
   Change in:
        Accrued investment income                           2,497          9,267         (5,907)
        Deferred acquisition costs                          3,469         10,286          5,381
        Income taxes currently receivable/
          payable from Parent                              11,786         (1,429)       (16,782)
        Other liabilities                                  (8,447)        (1,938)        22,625
        Other, net                                          1,100            868         (1,042)
                                                        ---------      ---------      ---------
NET CASH PROVIDED BY OPERATING
   ACTIVITIES                                              99,027        118,108         96,965
                                                        ---------      ---------      ---------
CASH FLOWS FROM INVESTING
   ACTIVITIES:
   Purchases of:
     Bonds, notes and redeemable preferred stock         (266,757)       (33,317)      (497,462)
   Mortgage loans                                         (31,540)        (7,158)       (66,338)
   Common stock                                               (58)          (813)            --
   Other investments, excluding
        short-term investments                               (229)            --             --
Sales of:
     Bonds, notes and redeemable preferred stock          246,769        171,702        399,790
     Other investments, excluding
        short-term investments                                 42            487            914
Redemptions and maturities of:
     Bonds, notes and redeemable preferred stock          149,150        162,464         73,380
     Mortgage loans                                        26,813         51,998         31,188
     Other investments, excluding
        short-term investments                              2,767          2,324            580
Short-term investments received
     from (transferred to) AIG SunAmerica
     Life Assurance Company in assumption
     reinsurance transaction with MBL Life
     Assurance Corporation                                     --        (16,741)       371,634
                                                        ---------      ---------      ---------
NET CASH PROVIDED BY INVESTING ACTIVITIES               $ 126,957      $ 330,946      $ 313,686
                                                        ---------      ---------      ---------


                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                                               Years Ended December 31,
                                                        ---------------------------------------
                                                           2001           2000          1999
                                                        ---------      ---------      ---------
                                                                     (In thousands)
CASH FLOWS FROM FINANCING
   ACTIVITIES:
   Premium receipts on:
      Fixed annuity contracts                           $  66,463      $  41,365      $  36,249
      Universal life insurance
         contracts                                         10,466         10,931          4,790
   Net exchanges from the fixed
      accounts of variable annuity
      contracts                                           (33,539)       (47,090)       (37,223)
   Withdrawal payments on:
      Fixed annuity contracts                            (207,166)      (355,023)      (350,019)
      Universal life insurance
         contracts                                        (11,565)       (17,541)       (13,781)
   Claims and annuity payments on:
      Fixed annuity contracts                             (30,242)       (33,171)       (31,906)
      Universal life insurance
         contracts                                        (17,567)       (28,611)        (7,877)
   Net repayments of other short-term
      financings                                           (1,656)        (8,560)            --
   Dividend paid to Parent                                (12,900)            --             --
                                                        ---------      ---------      ---------
NET CASH USED IN
   FINANCING ACTIVITIES                                  (237,706)      (437,700)      (399,767)
                                                        ---------      ---------      ---------
NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS                             (11,722)        11,354         10,884

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                                  40,704         29,350         18,466
                                                        ---------      ---------      ---------
CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                                     $  28,982      $  40,704      $  29,350
                                                        =========      =========      =========

SUPPLEMENTAL CASH FLOW
   INFORMATION:

   Income taxes paid to (received from) Parent, net     $  (6,113)     $   5,681      $  28,720
                                                        =========      =========      =========


                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



1.      NATURE OF OPERATIONS

First SunAmerica Life Insurance Company (the "Company") is a New York-domiciled life insurance company engaged primarily in the business of selling and administering fixed and variable annuities and universal life contracts in the State of New York.

The Company's net investment income and net realized investment losses and fee income by primary product line or service are as follows:

                                               Years Ended December 31,
                                           -------------------------------
                                              2001        2000        1999
                                           -------     -------     -------
                                                   (In thousands)
Net investment income and
        net realized investment
          losses on fixed
          rate products                    $17,815     $21,337     $31,656
                                           -------     -------     -------
Fee income:
        Variable annuity fees                8,041       9,140       6,600
        Universal life insurance
          fees                               3,400       2,166       1,115
        Surrender charges, principally
          fixed-rate products                2,141       3,776       3,296
                                           -------     -------     -------
        Total fee income                    13,582      15,082      11,011
                                           -------     -------     -------
Total                                      $31,397     $36,419     $42,667
                                           =======     =======     =======

Substantially all of the Company's revenues are derived from the United States. Products are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. Two independent selling organizations in the annuity operations represented approximately 35.7% and 8.3% of sales in the year ended December 31, 2001, approximately 13.7% and 10.8% of sales in the year ended December 31, 2000 and approximately 19.3% and 11.1% of sales in the year ended December 31, 1999. No other independent selling organization was responsible for more than 10% of sales for any such period.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

1.      NATURE OF OPERATIONS (Continued)

        The Company is an indirect wholly owned subsidiary of SunAmerica Inc. ("SunAmerica"), which is a wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management.

        The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain items have been reclassified to conform to the current period's presentation.

        Under GAAP, deposits collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholder reserves upon receipt.

        The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

        Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when declines in value are considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

        Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Other invested assets include real estate, which is reduced by impairment provisions, and policy loans, which are carried at unpaid balances.

        Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

        DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, surrender charges and direct administrative expenses. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $8,159,000 and $9,944,000 for the years ended December 31, 2001, and 2000, respectively.

        As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been decreased by $3,500,000 and increased by $17,300,000 at December 31, 2001 and 2000, respectively, for this adjustment.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS:
        The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

        RESERVES FOR FIXED ANNUITY AND UNIVERSAL LIFE INSURANCE CONTRACTS:
        Reserves for fixed annuity and universal life insurance contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

        FEE INCOME: Variable annuity fees, universal life insurance fees and surrender charges are recorded in income as earned.

        INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, AIG SunAmerica Life Assurance Company ("AIG SALAC"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB No. 133, and became effective for the Company on January 1, 2001. Because of the Company's minimal use of derivatives, the new Statement has no impact on either the earnings or the financial position of the Company at December 31, 2001.

        In January 2001, the Emerging Issues Task Force of the FASB ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e., collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its statement of income and comprehensive income for 2001 a cumulative effect of an accounting change adjustment loss of $520,000 ($800,000 before tax).

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

3.      ACQUISITION

        On December 31, 1998, AIG SALAC acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, AIG SALAC acquired assets having an aggregate fair value of $5,718,227,000 composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves.

        Included in the block of business acquired from MBL Life were policies whose owners are residents of the State of New York ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company via an assumption reinsurance agreement. As part of this acquisition, invested assets equal to $678,272,000, universal life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were assumed by the Company. On a pro forma basis, assuming the MBL Life acquisition had been consummated on January 1 1999, the beginning of the earliest period presented here, investment income would have been $150,619,000 for the year ended December 31, 1999. Net income would have been $9,364,000 for the year ended December 31, 1999. The $128,420,000 purchase price was allocated between the Company and AIG SALAC based on the estimated future gross profits of the two blocks of business. The portion allocated to the Company was $10,000,000.

        As part of the Acquisition, AIG SALAC received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Included in the AIG SALAC's reserves transferred to the Company in 1999 were $34,657,000 of such policy enhancement reserves. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to AIG SALAC by the Company. The enhancements are to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003, to eligible policies still active on each of those dates. The Company's portion of the payment due on June 30, 2001 and January 1, 2000 amounted to $4,369,000 and $4,911,000 respectively and were either credited to these policyholders or paid as benefits through withdrawals or accelerated death benefits during 2001 and 2000. The Company's reserve for the remaining payments totaled $8,435,000 at December 31, 2001.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.      INVESTMENTS

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                                   Estimated
                                                    Amortized           Fair
                                                         Cost          Value
                                                   ----------     ----------
                                                        (In thousands)
        AT DECEMBER 31, 2001:

        Securities of the United States
          Government                               $    1,996     $    1,993
        Mortgage-backed securities                    494,719        503,999
        Securities of public utilities                 53,423         53,817
        Corporate bonds and notes                     417,318        415,343
        Other debt securities                         155,121        153,051
                                                   ----------     ----------
          Total                                    $1,122,577     $1,128,203
                                                   ==========     ==========

        AT DECEMBER 31, 2000:

        Securities of the United States
          Government                               $      520     $      521
        Mortgage-backed securities                    557,060        556,929
        Securities of public utilities                 25,290         25,384
        Corporate bonds and notes                     491,898        460,152
        Other debt securities                         194,572        194,483
                                                   ----------     ----------
          Total                                    $1,269,340     $1,237,469
                                                   ==========     ==========

        The amortized cost and estimated fair value of bonds and notes by contractual maturity, as of December 31, 2001, follow:

                                                                   Estimated
                                                    Amortized           Fair
                                                         Cost          Value
                                                   ----------     ----------
                                                        (In thousands)
        Due in one year or less                    $   20,898     $   21,235
        Due after one year through five years         231,757        240,559
        Due after five years through ten years        274,434        264,327
        Due after ten years                           100,769         98,083
        Mortgage-backed securities                    494,719        503,999
                                                   ----------     ----------

          Total                                    $1,122,577     $1,128,203
                                                   ==========     ==========

        Actual maturities of bonds and notes may differ from those shown above due to prepayments and redemptions.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.      INVESTMENTS (Continued)

        Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                   Gross          Gross
                                               Unrealized    Unrealized
                                                    Gains        Losses
                                               ----------    ----------
                                                     (In thousands)
        AT DECEMBER 31, 2001:

        Securities of the United States
          Government                             $     --      $     (3)
        Mortgage-backed securities                 11,270        (1,990)
        Securities of public utilities                810          (416)
        Corporate bonds and notes                  13,903       (15,878)
        Other debt securities                         914        (2,984)
                                                 --------      --------
          Total                                  $ 26,897      $(21,271)
                                                 ========      ========

        AT DECEMBER 31, 2000:

        Securities of the United States
          Government                             $      1      $     --
        Mortgage-backed securities                  6,238        (6,369)
        Securities of public utilities                286          (192)
        Corporate bonds and notes                   4,857       (36,603)
        Other debt securities                       3,203        (3,292)
                                                 --------      --------
          Total                                  $ 14,585      $(46,456)
                                                 ========      ========

        Gross unrealized gains on equity securities aggregated $12,000 and $6,000 at December 31, 2001 and 2000, respectively. Gross unrealized losses on equity securities aggregated $339,000 and $34,000 at December 31, 2001 and 2000, respectively.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.      INVESTMENTS (Continued)

        Gross realized investment gains and losses on sales of investments are as follows:

                                                Years Ended December 31,
                                        ---------------------------------------
                                             2001           2000           1999
                                        ---------      ---------      ---------
                                                    (In thousands)
        BONDS, NOTES AND REDEEMABLE
         PREFERRED STOCKS:
          Realized gains                $   8,220      $   3,221      $   6,040
          Realized losses                 (10,222)        (3,147)        (9,688)

        OTHER INVESTMENTS:
          Realized gains                       42             --            164
          Realized losses                      --            (48)            --

        IMPAIRMENT WRITEDOWNS             (17,306)       (20,805)        (7,694)
                                        ---------      ---------      ---------

          Total net realized
          investment losses             $ (19,266)     $ (20,779)     $ (11,178)
                                        =========      =========      =========

        The sources and related amounts of investment income are as follows:

                                                Years Ended December 31,
                                        ---------------------------------------
                                             2001           2000           1999
                                        ---------      ---------      ---------
                                                    (In thousands)
        Short-term investments          $   1,661      $   1,671      $   4,795
        Bonds and notes                    83,449         99,241        103,503
        Mortgage loans                     14,068         17,547         17,139
        Other invested assets               3,022          3,127          1,839
                                        ---------      ---------      ---------

        Gross investment income           102,200        121,586        127,276
        Less: investment expenses          (1,984)        (2,010)        (1,853)
                                        ---------      ---------      ---------

        Total investment income         $ 100,216      $ 119,576      $ 125,423
                                        =========      =========      =========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.      INVESTMENTS (Continued)

        No investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity at December 31, 2001.

        At December 31, 2001, mortgage loans were collateralized by properties located in 32 states, with loans totaling approximately 28% of the aggregate carrying value of the portfolio secured by properties located in California, approximately 13% by properties located in Michigan, approximately 7% by properties located in New York and Wisconsin and no more than 5% of the portfolio was secured by properties located in any other single state.

        At December 31, 2001, bonds and notes included $54,480,000 of bonds and notes not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 25 industries with 19% of these assets concentrated in media cable, 18% concentrated in telecommunications, and 9% concentrated in transportation services. No other industry concentration constituted more than 5% of these assets.

        At December 31, 2001, the carrying value of investments in default as to the payment of principal or interest was $3,377,000 which approximates its estimated fair value.

        At December 31, 2001, $558,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

5.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its other invested assets) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

        The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

        The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

        CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

        BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

5.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

        POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

        COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

        RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

        VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

        The estimated fair values of the Company's financial instruments at December 31, 2001 and December 31, 2000, compared with their respective carrying values, are as follows:

                                                     Carrying           Fair
                                                        Value          Value
                                                   ----------     ----------
                                                         (In thousands)
        DECEMBER 31, 2001:

        ASSETS:
          Cash and short-term investments          $   28,982     $   28,982
          Bonds and notes                           1,128,203      1,128,203
          Mortgage loans                              172,626        181,276
          Policy Loans                                 37,343         37,343
          Common Stock                                    544            544
          Variable annuity assets held in
             separate accounts                        514,203        514,203

        LIABILITIES:
          Reserves for fixed annuity contracts     $1,024,830     $  979,473
          Variable annuity liabilities related
             to separate accounts                     514,203        514,203

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

               5. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)



                                                     Carrying           Fair
                                                        Value          Value
                                                   ----------     ----------
                                                         (In thousands)
        DECEMBER 31, 2000:

        ASSETS:
          Cash and short-term investments          $   40,704     $   40,704
          Bonds and notes                           1,237,469      1,237,469
          Mortgage loans                              167,408        172,600
          Policy loans                                 39,881         39,881
          Common stock                                    785            785
          Variable annuity assets held in
             separate accounts                        565,547        565,547

        LIABILITIES:
          Reserves for fixed annuity contracts     $1,186,996     $1,115,964
          Variable annuity liabilities related
             to separate accounts                     565,547        565,547

6.      REINSURANCE

        With respect to the Company's reinsurance, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

        The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If assets in these separate accounts are insufficient to fund minimum policy benefits, the Company is obligated to pay the difference.

        The business which was assumed from MBL Life is subject to existing reinsurance ceded agreements. The agreements, which represent predominantly yearly renewable term insurance, allow for maximum retention on any single life of $2,000,000. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2001, a total reserve credit of $1,090,000 was taken against the life insurance reserves.

7.      COMMITMENTS AND CONTINGENT LIABILITIES

        Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company with the potential exception of McMurdie et al. v. SunAmerica Inc. et al., Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. The lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

7.      COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

        et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.

        Based on the information available at this time, management believes that the Company has not incurred material losses associated with the terrorist attacks of September 11, 2001.

        The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and policyholders have the right to enforce the Guarantee directly against American Home.

        The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholders' surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligation of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

        American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

        In the ordinary course of business, the Company is obligated to purchase approximately $11,000,000 of asset backed securities as of December 31, 2001. The expiration dates of these commitments are as follows:
        $7,000,000 in 2003 and $4,000,000 in 2004.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

8.      SHAREHOLDER'S EQUITY

        The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At December 31, 2001 and December 31, 2000, 300 shares were outstanding.

        Changes in shareholder's equity are as follows:

                                                 Years Ended December 31,
                                        ---------------------------------------
                                             2001           2000           1999
                                        ---------      ---------      ---------
                                                    (In thousands)
        ADDITIONAL PAID-IN
          CAPITAL:
          Beginning balances            $ 144,428      $ 144,428      $ 144,428
                                        ---------      ---------      ---------
        Ending balances                 $ 144,428      $ 144,428      $ 144,428
                                        =========      =========      =========
        RETAINED EARNINGS:
          Beginning balances            $  49,689      $  42,409      $  34,737
          Net income                        8,193          7,280          7,672
          Dividend paid to Parent         (12,900)            --             --
                                        ---------      ---------      ---------
        Ending balances                 $  44,982      $  49,689      $  42,409
                                        =========      =========      =========

        ACCUMULATED OTHER
          COMPREHENSIVE INCOME
          (LOSS):
             Beginning balances         $  (9,489)     $ (28,597)     $   2,510
             Change in net
                unrealized gains
                (losses) on bonds
                and notes available
                for sale                   37,497         32,324        (83,948)
             Change in net
                unrealized gains
                (losses) on equity
                securities                   (300)           (27)            (9)
             Change in adjustment
                to deferred
                acquisition costs         (20,800)        (2,900)        36,100
             Tax effects of net
                changes                    (5,739)       (10,289)        16,750
                                        ---------      ---------      ---------
        Ending balances                 $   1,169      $  (9,489)     $ (28,597)
                                        =========      =========      =========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

8.      SHAREHOLDER'S EQUITY (Continued)

        Dividends that the Company may pay to its shareholder in any year without prior approval of the New York Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to stockholders by a life insurance company domiciled in the State of New York without obtaining the prior approval of the Director of Insurance is limited to the lesser of the Company's net gain from operations of the preceding year's statutory annual statement or 10% of preceding year's statutory surplus. The Company paid a dividend of $12,900,000 to its Parent on April 2, 2001. Currently, the maximum amount of dividends which can be paid to stockholders in the year 2002 without prior approval, would be 10% of the Company's December 31, 2001 surplus, or $11,921,000.

        Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2001, 2000 and 1999 was approximately $4,525,000, $21,597,000 and $14,210,000, respectively. The Company's statutory capital and surplus totaled approximately $122,209,000 at December 31, 2001, $132,289,000 at December 31, 2000 and $111,338,000 at December 31,
        1999.

        In 1998, the NAIC adopted the codification of statutory accounting principles ("Codification"). Codification is effective January 1, 2001 and replaces the current Accounting Practices and Procedures Manual as the NAIC's primary guidance on statutory accounting practices. Codification has been adopted by all fifty states as the prescribed basis of accounting. New York, however, has made certain modifications (e.g., no deferred taxes will be recorded for companies domiciled in the State of New York). The adoption of Codification resulted in a decrease to the Company's statutory surplus of approximately $14,247,000.

9.      INCOME TAXES

        The components of the provisions for federal income taxes on pretax income consist of the following:

                                  Net realized
                                    Investment
                                Gains (Losses)   Operations       Total
                                --------------   ----------     -------
                                            (In thousands)
        December 31, 2001:

        Currently payable              $(2,149)     $ 7,822     $ 5,673
        Deferred                        (5,371)       5,878         507
                                       -------      -------     -------
          Total income tax expense
             (benefit)                 $(7,520)     $13,700     $ 6,180
                                       =======      =======     =======

        December 31, 2000:

        Currently payable              $(1,751)     $ 6,003     $ 4,252
        Deferred                        (5,960)       6,033          73
                                       -------      -------     -------
          Total income tax expense
             (benefit)                 $(7,711)     $12,036     $ 4,325
                                       =======      =======     =======

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

9.      INCOME TAXES (Continued)

                                   Net realized
                                     Investment
                                 Gains (Losses)    Operations        Total
                                 --------------    ----------     --------
                                            (In thousands)
        December 31, 1999:

        Currently payable              $  2,345      $  9,593     $ 11,938
        Deferred                         (6,772)        1,455       (5,317)
                                       --------      --------     --------
          Total income tax expense
          (benefit)                    $ (4,427)     $ 11,048     $  6,621
                                       ========      ========     ========

        Income taxes computed at the United States federal income tax rate of 35% and income tax expenses reflected in the statement of income and comprehensive income differ as follows:

                                                        Years Ended December 31,
                                                  ---------------------------------
                                                     2001         2000         1999
                                                  -------      -------      -------
                                                           (In thousands)
        Amount computed at
          statutory rate                          $ 5,213      $ 4,062      $ 4,984
        Increases (decreases) resulting from:
             Amortization of
                differences
                between book and
                tax bases of net
                assets acquired                        --           --          223
             State income taxes,
                net of federal
                tax benefit                           795          541        1,817
             Dividends received
                deduction                            (509)        (837)        (263)
             Other, net                               681          559         (140)
                                                  -------      -------      -------
             Total income tax
                expense                           $ 6,180      $ 4,325      $ 6,621
                                                  =======      =======      =======

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

9.      INCOME TAXES (Continued)

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the (receivable) liability for Deferred Income Taxes are as follows:

                                                     Years Ended December 31,
                                                     ------------------------
                                                          2001          2000
                                                      --------      --------
                                                          (In thousands)
        DEFERRED TAX LIABILITIES:
          Deferred acquisition costs                  $ 19,073      $ 21,979
          Other liabilities                              4,838           100
          Net unrealized gains on debt and
             equity securities available for sale          630            --
                                                      --------      --------

          Total deferred tax liabilities                24,541        22,079
                                                      --------      --------

        DEFERRED TAX ASSETS:
          Contractholder reserves                      (12,910)      (10,665)
          Net unrealized losses on debt and
             equity securities available for sale           --        (5,110)
          Other assets                                 (13,578)      (14,218)
                                                      --------      --------
          Total deferred tax assets                    (26,488)      (29,993)
                                                      --------      --------
          Deferred income taxes                       $ (1,947)     $ (7,914)
                                                      ========      ========

        In the Company's opinion, the deferred taxes will be fully realized and no valuation allowance is necessary because the Company has the ability to generate sufficient future taxable income to realize the tax benefits.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

10.     RELATED-PARTY MATTERS

        The Company pays commissions to seven affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; Spelman & Co. Inc.; Royal Alliance Associates, Inc.; and VALIC Financial Advisors. Commissions paid to these broker-dealers totaled $1,332,000 in the year ended December 31, 2001, $2,058,000 in the year ended December 31, 2000 and $1,976,000 in the year ended December 31, 1999. These broker-dealers represent a significant portion of the Company's business, amounting to 17.4%, 30.5% and 37.5% of premiums for each of the respective periods.

        The Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and SunAmerica, an indirect parent. Amounts paid for such services totaled $6,469,000 for the year ended December 31, 2001, $8,229,000 for the year ended December 31, 2000 and $7,959,000 for the year ended December 31, 1999. The marketing components of such costs during these periods amounted to $1,930,000, $3,581,000 and $2,907,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of these costs are included in General and Administrative Expenses in the income statement.

        During the year ended December 31, 2001, the Company distributed a $12,900,000 dividend payment to its Parent (See Note 8).

        During the year ended December 31, 2000, the Company transferred $16,741,000 in cash and short-term investments to AIG SALAC related to an actuarial adjustment on the policy enhancements related to the Acquisition (See Note 3).

        During the year ended December 31, 1999 AIG SALAC transferred short-term investments, bonds and policy loans to the Company with an aggregate fair value of $678,272,000 as part of the transfer of the New York Business from the Acquisition (See Note 3).

                         FS VARIABLE ANNUITY ACCOUNT TWO

                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 AUGUST 31, 2002

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Annuity Account Two


In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Annuity Account Two, a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at August 31, 2002, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Los Angeles, California

November 15, 2002

                         FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 August 31, 2002


                                                                                                              U.S.
                                           International        Capital     Growth and          Asset     Government          Money
                                                  Equity         Growth         Income     Allocation         Income         Market
                                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                           ----------------------------------------------------------------------------------------
Assets:
    Investments in Mutual Fund Variable
       Annuity Trust at fair value            $1,102,681     $3,051,670     $4,761,116     $1,954,173     $1,446,765     $  392,159
Liabilities                                            0              0              0              0              0              0
                                              ----------     ----------     ----------     ----------     ----------     ----------
Net Assets                                    $1,102,681     $3,051,670     $4,761,116     $1,954,173     $1,446,765     $  392,159
                                              ==========     ==========     ==========     ==========     ==========     ==========
Accumulation units outstanding                    98,981        191,375        331,806        153,226         94,637         31,346
                                              ==========     ==========     ==========     ==========     ==========     ==========
Unit value of accumulation units              $    11.14     $    15.95     $    14.35     $    12.76     $    15.29     $    12.51
                                              ==========     ==========     ==========     ==========     ==========     ==========


                See accompanying notes to financial statements.

                         FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 August 31, 2002


                                                     Market Value             Market
Variable Accounts                        Shares         Per Share              Value               Cost
-------------------------------------------------------------------------------------------------------
International Equity Portfolio          149,617              7.37         $1,102,681         $1,636,058
Capital Growth Portfolio                286,273             10.66          3,051,670          4,010,233
Growth  and Income Portfolio            503,821              9.45          4,761,116          6,844,109
Asset Allocation Portfolio              236,297              8.27          1,954,173          2,612,148
U.S. Government Income Portfolio        144,100             10.04          1,446,765          1,388,023
Money Market Portfolio                  392,159              1.00            392,159            392,159


                See accompanying notes to financial statements.

                         FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 August 31, 2002

                                                                                                                U.S.
                                           International        Capital     Growth and          Asset     Government          Money
                                                  Equity         Growth         Income     Allocation         Income         Market
                                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                           ----------------------------------------------------------------------------------------
Investment income:
   Dividends                                 $         0    $       685    $   103,984    $    71,430    $   102,316    $    10,240
                                           ----------------------------------------------------------------------------------------
   Total investment income                             0            685        103,984         71,430        102,316         10,240
                                           ----------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk charge             (16,806)       (52,035)       (77,273)       (29,821)       (20,346)        (7,662)
   Distribution expense charge                    (2,017)        (6,244)        (9,273)        (3,579)        (2,441)          (920)
                                           ----------------------------------------------------------------------------------------
   Total expenses                                (18,823)       (58,279)       (86,546)       (33,400)       (22,787)        (8,582)
                                           ----------------------------------------------------------------------------------------
Net investment income (loss)                     (18,823)       (57,594)        17,438         38,030         79,529          1,658
                                           ----------------------------------------------------------------------------------------
Net realized (losses) from securities
  transactions:
   Proceeds from shares sold                     289,894        887,392      1,534,044        442,742        625,756        516,179
   Cost of shares sold                          (414,734)      (997,786)    (1,969,740)      (556,534)      (633,935)      (516,179)
                                           ----------------------------------------------------------------------------------------
Net realized (losses) from securities
  transactions                                  (124,840)      (110,394)      (435,696)      (113,792)        (8,179)             0
Realized gain distributions                            0              0              0              0         24,293              0
                                           ----------------------------------------------------------------------------------------
Net Realized gains (losses)                     (124,840)      (110,394)      (435,696)      (113,792)        16,114              0
                                           ----------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investments:
   Beginning of period                          (557,590)      (141,265)    (1,435,226)      (499,742)        54,363              0
   End of period                                (533,377)      (958,563)    (2,082,993)      (663,831)        58,742              0
                                           ----------------------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                   24,213       (817,298)      (647,767)      (164,089)         4,379              0
                                           ----------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  operations                                 $  (119,450)   $  (985,286)   $(1,066,025)   $  (239,851)   $   100,022    $     1,658
                                           ========================================================================================


                See accompanying notes to financial statements.

                         FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 August 31, 2002

                                                                                                                U.S.
                                           International        Capital     Growth and          Asset     Government          Money
                                                  Equity         Growth         Income     Allocation         Income         Market
                                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                           ----------------------------------------------------------------------------------------
DECREASE IN NET ASSETS:
From operations:
         Net investment income (loss)       $   (18,823)   $   (57,594)   $    17,438    $    38,030    $    79,529    $     1,658
         Net realized gains (losses) from
          securities transactions              (124,840)      (110,394)      (435,696)      (113,792)        16,114              0
         Change in net unrealized
          appreciation (depreciation) of
          investments                            24,213       (817,298)      (647,767)      (164,089)         4,379              0
                                           ----------------------------------------------------------------------------------------
            Increase (decrease) in net
             assets from operations            (119,450)      (985,286)    (1,066,025)      (239,851)       100,022          1,658
                                           ----------------------------------------------------------------------------------------
From capital transactions:
         Net proceeds from units sold             1,005          6,642         41,486          3,147         40,687              0
         Cost of units redeemed                (167,686)      (576,323)    (1,059,994)      (218,156)      (558,754)      (449,531)
         Net transfers                         (102,216)      (252,773)      (383,408)      (192,033)        96,757        163,300
         Contract maintenance charge             (1,048)        (3,624)        (4,861)        (1,903)          (700)          (416)
                                           ----------------------------------------------------------------------------------------
          Decrease in net assets from
           capital transactions                (269,945)      (826,078)    (1,406,777)      (408,945)      (422,010)      (286,647)
                                           ----------------------------------------------------------------------------------------
Decrease in net assets                         (389,395)    (1,811,364)    (2,472,802)      (648,796)      (321,988)      (284,989)
Net assets at beginning of period             1,492,076      4,863,034      7,233,918      2,602,969      1,768,753        677,148
                                           ----------------------------------------------------------------------------------------
Net assets at end of period                 $ 1,102,681    $ 3,051,670    $ 4,761,116    $ 1,954,173    $ 1,446,765    $   392,159
                                           ========================================================================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Units sold                                           85            315          2,892            233          2,836              0
Units redeemed                                  (14,320)       (30,787)       (65,243)       (16,197)       (38,838)       (35,945)
Units transferred                                (9,026)       (13,652)       (24,331)       (14,188)         6,463         13,055
                                           ----------------------------------------------------------------------------------------
Decrease in units outstanding                   (23,261)       (44,124)       (86,682)       (30,152)       (29,539)       (22,890)
Beginning units                                 122,242        235,499        418,488        183,378        124,176         54,236
                                           ----------------------------------------------------------------------------------------
Ending units                                     98,981        191,375        331,806        153,226         94,637         31,346
                                           ========================================================================================


                See accompanying notes to financial statements.

                        FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                August 31, 2001

                                                                                                                 U.S.
                                            International        Capital     Growth and          Asset     Government          Money
                                                   Equity         Growth         Income     Allocation         Income         Market
                                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                            ----------------------------------------------------------------------------------------
DECREASE IN NET ASSETS:
From operations:
    Net investment income (loss)            $    386,916   $    291,652   $    (38,007)  $     38,226   $     59,900   $     29,442
    Net realized gains (losses) from
     securities transactions                     (50,584)        13,331       (126,833)       (44,022)        (3,006)             0
    Change in net unrealized appreciation
     (depreciation) of investments              (907,915)    (1,033,906)    (1,607,476)      (539,342)        97,168              0
                                            ----------------------------------------------------------------------------------------
       Increase (decrease) in net assets
        from operations                         (571,583)      (728,923)    (1,772,316)      (545,138)       154,062         29,442
                                            ----------------------------------------------------------------------------------------
From capital transactions:
    Net proceeds from units sold                  15,422         17,920        120,036         18,897          8,846          1,101
    Cost of units redeemed                      (203,662)      (892,935)    (1,363,548)      (295,469)      (131,803)      (350,534)
    Net transfers                                (90,503)       103,423       (209,489)       (55,804)      (106,052)       151,547
    Contract maintenance charge                   (1,235)        (4,121)        (5,685)        (2,123)          (647)          (518)
                                            ----------------------------------------------------------------------------------------
    Decrease in net assets from capital
     transactions                               (279,978)      (775,713)    (1,458,686)      (334,499)      (229,656)      (198,404)
                                            ----------------------------------------------------------------------------------------
Decrease in net assets                          (851,561)    (1,504,636)    (3,231,002)      (879,637)       (75,594)      (168,962)
Net assets at beginning of period              2,343,637      6,367,670     10,464,920      3,482,606      1,844,347        846,110
                                            ----------------------------------------------------------------------------------------
Net assets at end of period                 $  1,492,076   $  4,863,034   $  7,233,918   $  2,602,969   $  1,768,753   $    677,148
                                            =======================================================================================
ANALYSIS OF DECREASE IN UNITS OUTSTANDING:
Units sold                                           993            796          6,059          1,222            633             90
Units redeemed                                   (14,804)       (41,645)       (70,612)       (19,305)        (9,806)       (28,255)
Units transferred                                 (6,395)         4,468        (10,805)        (3,618)        (7,869)        12,228
                                            ----------------------------------------------------------------------------------------
Decrease in units outstanding                    (20,206)       (36,381)       (75,358)       (21,701)       (17,042)       (15,937)
Beginning units                                  142,448        271,880        493,846        205,079        141,218         70,173
                                            ----------------------------------------------------------------------------------------
Ending units                                     122,242        235,499        418,488        183,378        124,176         54,236
                                            =======================================================================================


                See accompanying notes to financial statements.

                         FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

      FS Variable Annuity Account Two of First SunAmerica Life Insurance Company (the "Separate Account") is a segregated investment account of First SunAmerica Life Insurance Company (the "Company") that holds the assets related to the Company's Vista Variable Annuity. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is J.P. Morgan Fund Distributors, Inc., an unaffiliated company.

      The Separate Account is composed of six variable investment portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of a designated portfolio of the Mutual Fund Variable Annuity Trust (the "Trust"). The Trust is a diversified, open-end investment company, which retains an investment adviser to assist in the investment activities of the Trust. The participant may elect to have payments allocated to any of five guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the six Variable Accounts and do not include balances allocated to the General Account.

      The Variable Accounts became initially available for sale on December 1, 1995. The inception dates for the six individual portfolios were as follows: December 6, 1995 for the Capital Growth and Growth and Income portfolios; December 22, 1995 for the International Equity, Asset Allocation, U.S. Government Income and Money Market portfolios.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the fair value of each of the portfolios of the Trusts as determined at the close of business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

                         FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

      RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year reclassified presentation.

3.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      WITHDRAWAL CHARGE: Contracts provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on the tables of charges applicable to the contracts, with a maximum of 6% of any amount withdrawn that exceeds the free withdrawal amount and are recorded as redemption in the accompanying statement of changes in net assets.

      CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $30 is charged against certain contracts issued, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contracts. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

      TRANSFER FEE: A transfer fee of $25 is assessed on each transfer of funds in excess of fifteen transactions within a contract year and is recorded as redemption in the accompanying statement of changes in net assets.

                         FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio is 1.25%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract maintenance charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                        FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASE AND SALES OF INVESTMENTS

      The aggregate cost of the trust's shares acquired and the aggregate proceeds from shares sold during the year ended August 31, 2002 consist of the following:

                                               Cost of Shares      Proceeds from
      Portfolios                                     Acquired        Shares Sold
      ----------                               ---------------------------------
      International Equity Portfolio               $    1,126         $  289,894

      Capital Growth Portfolio                          3,720            887,392

      Growth and Income Portfolio                     144,710          1,534,044

      Asset Allocation Portfolio                       71,827            442,742

      U.S. Government Income Portfolio                307,568            625,756

      Money Market Portfolio                          231,191            516,179

                        FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and net investment income ratios for the year ended August 31, 2002 follows:

                                                                                                    Ratio of
                                                  Net Assets                   Ratio of            investment
                                       --------------------------------       expenses to          income to
                                       Unit Value                               average             average            Total
                  Units                   ($)           Total Value ($)      net assets (1)      net assets (3)     Return (4)
              ------------             ------------     ---------------      --------------      --------------     ----------
      International Equity Portfolio
                   98,981                     11.14           1,102,681          1.40%                0.00%           -8.73%

      Capital Growth Portfolio
                  191,375                     15.95           3,051,670          1.40%                0.02%          -22.78%

      Growth and Income Portfolio
                  331,806                     14.35           4,761,116          1.40%                1.71%          -16.94%

      Asset Allocation Portfolio
                  153,226                     12.76           1,954,173          1.40%                3.03%          -10.15%

      U.S. Government Income Portfolio
                   94,637                     15.29           1,446,765          1.40%                6.33%            7.33%

      Money Market Portfolio
                   31,346                     12.51             392,159          1.40%                1.69%            0.49%(2)


      (1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units.

      (2) Represents the annualized effective yield for the 7 day period ended August 31, 2002. The total return for the year ended August 31, 2002 was 0.20%.

      (3) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest.

      (4) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

                          PART C -- OTHER INFORMATION


Item 24. Financial Statements and Exhibits

(a)     Financial Statements

               The following financial statements are included in Part B of the Registration Statement:


               The Audited Financial Statements of First SunAmerica Life Insurance Company at December 31, 2001 and 2000 and for the years ended December 31, 2001, 2000 and 1999.



               Audited Financial Statements of FS Variable Annuity Account Two at August 31, 2002 and for the years ended August 31, 2002 and 2001.


(b)     Exhibits


        (1)    Resolutions Establishing Separate Account         ***
        (2)    Custody Agreements                                **
        (3)    (a) Distribution Contract                         ****
               (b) Selling Agreement                             ***
        (4)    Variable Annuity Contract                         ***
        (5)    Application for Contract                          ***
        (6)    Depositor -- Corporate Documents
               (a)    Certificate of Incorporation               ***
               (b)    By-laws                                    ***
        (7)    Reinsurance Contract                              **
        (8)    Fund Participation Agreement                      ****
        (9)    Opinion of Counsel                                ***
               Consent of Counsel                                ***
        (10)   Consent of Independent Accountants                *
        (11)   Financial Statements Omitted from Item 23         **
        (12)   Initial Capitalization Agreement                  **
        (13)   Performance Computations                          **
        (14)   Diagram and Listing of All Persons Directly or
               Indirectly Controlled By or Under Common
               Control with First SunAmerica Life Insurance
               Company, the Depositor of Registrant              *
        (15)   Powers of Attorney                                *




                        *       Filed Herewith

                        **      Not Applicable

                        *** Incorporated by reference to Post-Effective Amendments 5 and 6 to this Registration Statement filed on December 24, 1997.

                        **** Incorporated by reference to Post-Effective Amendments 1 and 3 to this Registration Statement filed on November 14, 1995.

                        ***** Incorporated by reference to Post-Effective Amendments 3 and 5 of this Registration Statement filed on December 23, 1996.

                        + Incorporated by reference to Post Effective Amendments 10 and 11 to this Registration Statement filed on December 19, 2000.

Item 25. Directors and Officers of the Depositor

        The officers and directors of First SunAmerica Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.




Name                        Position
----                        --------
Jay S. Wintrob              Chairman, Chief Executive Officer, President and Director
Marc H. Gamsin              Director and Senior Vice President
Jana W. Greer               Director and Senior Vice President
James R. Belardi            Director and Senior Vice President
N. Scott Gillis             Director and Senior Vice President
Edwin R. Raquel             Senior Vice President and Chief Actuary
Gregory M. Outcalt          Senior Vice President
Scott H. Richland           Vice President
Maurice S. Hebert           Vice President and Controller
Stewart R. Polakov          Vice President
Lawrence M. Goldman         Director, Vice President and Assistant Secretary
Christine A. Nixon          Director, Vice President and Secretary
Ron H. Tani                 Vice President
Mark A. Zaeske              Treasurer
Virginia N. Puzon           Assistant Secretary
M. Bernard Aidinoff*        Director
Marion E. Fajen*            Director
Patrick J. Foley*           Director
Cecil C. Gamwell III*       Director
Jack R. Harnes*             Director
John I. Howell*             Director
Ernest T. Patrikis*         Director
Howard I. Smith*            Director
Michael Akers**             Senior Vice President
Bruce Abrams**              Senior Vice President
Kurt Bernlohr**             Vice President
Michelle H. Powers**        Vice President



 * 70 Pine St, New York, NY 10270
** 2929 Allen Parkway, Houston, TX 77019


Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

        The Registrant is a separate account of First SunAmerica Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly of indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 which is filed herein. As of January 4, 1999, First SunAmerica became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form
10-K, SEC file number 001-08787 filed April 1, 2002.

Item 27. Number of Contract Owners


        As of September 1, 2002, there were 255 owners of Qualified Contracts and 387 owners of Non-qualified Contracts.

Item 28. Indemnification

        None.

Item 29. Principal Underwriter


        J.P. Morgan Fund Distributors, Inc. serves as distributor to the Registrant. Its principal business address is 522 Fifth Avenue, New York, New York 10036. The following are the directors and officers of J.P. Morgan Fund Distributors, Inc.



      NAME                          POSITION WITH DISTRIBUTOR
      ----                          -------------------------
      Lynn J. Mangum                Director
      William J. Tomko              President
      Richard F. Froio              Chief Compliance Officer
      Charles Linn Booth            Vice President/Assistant Compliance Officer
      Olusegun T. Lawal             Financial Operations Officer
      Dennis Sheehan                Director/Treasurer
      Kevin J. Dell                 Secretary
      Edward S. Forman              Assistant Secretary



                           NET
                      DISTRIBUTION  COMPENSATION ON
                      DISCOUNTS AND  REDEMPTION OR     BROKERAGE
NAME OF DISTRIBUTOR    COMMISSIONS   ANNUITIZATION    COMMISSIONS  COMPENSATION*
-------------------  -------------- ---------------   -----------  -------------
J.P. Morgan Fund           None          None            None          None
Distributors, Inc.


-------------------------------

* Distribution fee is paid by First SunAmerica Life Insurance Company.

Item 30. Location of Accounts and Records


        First SunAmerica Life Insurance Company, the Depositor for the Registrant, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. J.P. Morgan Fund Distributors, Inc., the distributor of the Contracts, is located at 522 Fifth Avenue, New York, New York 10036. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

Item 31. Management Services

        Not applicable.

Item 32. Undertakings

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a

Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33. Representation

a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
        Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACTY OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 20th day of December, 2002.



                           FS VARIABLE ANNUITY ACCOUNT TWO
                               (Registrant)

                           By: FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               (Depositor)


                           By: /s/ JAY S. WINTROB
                               -----------------------------------------
                                      Jay S. Wintrob
                                      President and Chief Executive Officer


                           By: FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               (Depositor, on behalf of itself and Registrant)


                           By: /s/ JAY S. WINTROB
                               -----------------------------------------
                                      Jay S. Wintrob
                                      President and Chief Executive Officer









As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated as of the date set forth below.



SIGNATURE                         TITLE                           DATE
---------                         -----                           ----
JAY S. WINTROB*                   Chairman, Chief Executive       December 20, 2002
--------------------------------  Officer, President & Director
Jay S. Wintrob                    (Principal Executive Officer)

/s/ M. BERNARD AIDINOFF           Director                        December 20, 2002
--------------------------------
M. Bernard Aidinoff

JAMES R. BELARDI*                 Director                        December 20, 2002
--------------------------------
James R. Belardi

/s/ MARION E. FAJEN               Director                        December 20 , 2002
--------------------------------
Marion E. Fajen

/s/ PATRICK J. FOLEY              Director                                   , 2002
--------------------------------                                  -----------
Patrick J. Foley

MARC H. GAMSIN*                   Director                        December 20, 2002
--------------------------------
Marc H. Gamsin




/s/ CECIL C. GAMWELL III          Director                            December 20, 2002
--------------------------------
Cecil C. Gamwell III

N. SCOTT GILLIS*                  Director & Senior Vice President    December 20, 2002
--------------------------------  (Principal Financial Officer)
N. Scott Gillis

LAWRENCE M. GOLDMAN*              Director                            December 20, 2002
--------------------------------
Lawrence M. Goldman

JANA W. GREER*                    Director                            December 20, 2002
--------------------------------
Jana W. Greer

/s/ JACK R. HARNES                Director                            December 20, 2002
--------------------------------
Jack R. Harnes

/s/ JOHN I. HOWELL                Director                            December 20, 2002
--------------------------------
John I. Howell

CHRISTINE A. NIXON*               Director                            December 20, 2002
--------------------------------
Christine A. Nixon

/s/ ERNEST T. PATRIKIS            Director                            December 20, 2002
--------------------------------
Ernest T. Patrikis

/s/ HOWARD I. SMITH               Director                                       , 2002
--------------------------------                                      -----------
Howard I. Smith


/s/ MAURICE S. HEBERT*            Vice President & Controller         December 20, 2002
--------------------------------  (Principal Accounting Officer)
Maurice S. Hebert


By: /s/ CHRISTINE A. NIXON                                            December 20, 2002
--------------------------------
       Christine A. Nixon
        Attorney-In-Fact

                                  EXHIBIT INDEX


(10)    Consent of Independent Accountants

(14) Diagram and Listing of All Persons Directly or Indirectly Controlled By or Under Common Control with First SunAmerica Life Insurance Company, the Depositor of Registrant


(15)    Power of Attorney